Contingent liabilities and financial commitments	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Contingent liabilities and financial commitments	31 Contingent liabilities and financial commitments
1.The Group is subject to contingencies pursuant to requirements that it complies with relevant laws, regulations and standards.
2.Failure to comply could result in restrictions in operations, damages, fines, increased tax, increased cost of compliance, interest charges, reputational damage or other sanctions. These matters are inherently difficult to quantify. In cases where the Group has an obligation as a result of a past event existing at the balance sheet date, if it is probable that an outflow of economic resources will be required to settle the obligation and if the amount of the obligation can be reliably estimated, a provision will be recognised based on best estimates and management judgment.
3.There are, however, contingent liabilities in respect of litigation, taxes in some countries and guarantees for which no provisions have been made.
General Litigation Overview
4.There are a number of legal and regulatory actions, proceedings and claims against Group companies related to tobacco and New Category products that are pending in a number of jurisdictions. These proceedings include, among other things, claims for personal injury (both individual claims and class actions) and claims for economic loss arising from the treatment of smoking- and health-related diseases (such as medical recoupment claims brought by local governments).
5.The plaintiffs in these cases seek recovery on a variety of legal theories, including negligence, strict liability in tort, design defect, failure to warn, fraud, misrepresentation, violations of unfair and deceptive trade practices statutes, conspiracy, public nuisance, medical monitoring and violations of competition and antitrust laws. The plaintiffs seek various forms of relief, including compensatory and, where available, punitive damages, treble or multiple damages and statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, attorneys’
fees, and injunctive and other equitable relief.
6.Although alleged damages often are not determinable from a complaint, and the law governing the pleading and calculation of damages varies from jurisdiction to jurisdiction, compensatory and punitive damages have been specifically pleaded in a number of cases, sometimes in amounts ranging into the hundreds of millions and even hundreds of billions of pounds sterling.
7.The Group has successfully managed tobacco-related litigation, and a very high percentage of the tobacco-related litigation claims brought against
Group companies, including Engle progeny cases, continue to be dismissed at or before trial. Based on their experience in tobacco-related litigation and the strength of the defences available to them in such litigation, the Group’s companies believe that their successful defence of tobacco-related litigation in the past will continue in the future.
8.It is the policy of the Group to defend tobacco-related litigation claims vigorously. However, Group companies may enter into settlement discussions in certain cases, if they believe it is in their best interests to do so. Group companies, for example, may enter into settlement discussions in particular cases, actions taken pursuant to ‘offer of judgment’ statutes and Filter Cases, as defined below. An ‘offer of judgment,’ if rejected by the plaintiff, preserves the Group’s right to recover attorneys’ fees under certain statutes in the event of a verdict favourable to the Group. Such offers are sometimes made through court-ordered mediations. Other settlements by Group companies include the State Settlement Agreements (as defined in paragraph 39 below), the funding by various tobacco companies of a US$5.2 billion (£3.9 billion) trust fund contemplated by the Master Settlement Agreement (as described in paragraph 39 below) to benefit tobacco growers, the original Broin flight attendant case (as described in paragraph 38, note 31(o) below), and most of the Engle progeny cases pending in U.S. federal court (as described in paragraph 27 et seq. below), after the initial docket of over 4,000 such cases was reduced to approximately 400 cases. The Group believes that the circumstances surrounding these claims are readily distinguishable from the current categories of tobacco-related litigation claims involving Group companies.
9.Although the Group intends to defend all pending cases vigorously and believes that the Group’s companies have valid bases for appeals of adverse verdicts, valid defences to all actions, and that an outflow of resources related to any individual case is not considered probable, litigation is subject to many uncertainties, and generally, it is not possible to predict the outcome of any particular litigation pending against Group companies or to reasonably estimate the amount or range of any possible loss. Furthermore, a number of political, legislative, regulatory and other developments relating to the tobacco industry and cigarette smoking have received wide media attention. These developments may negatively affect the outcomes of tobacco-related legal actions and encourage the commencement of additional similar litigation. Therefore, the Group does not provide estimates of the financial effect of the contingent liabilities represented by such litigation, as such estimates are not practicable.
10.The following table lists the categories of the tobacco-related actions pending against Group companies as at 31 December 2025 and the increase or decrease from the number of cases pending against Group companies as at 31 December 2024. Details of the quantum of past judgments awarded against Group companies, the majority of which are under appeal, are also identified along with any settlements reached during the relevant period.
Given the volume and more active nature of the Engle progeny cases and the Filter Cases in the U.S. described below, and the fluctuation in the number of such cases and amounts awarded from year to year, the Group presents judgment or settlement figures for these cases on a three-year basis. Where no quantum is identified, either no judgment has been awarded against a Group company, or where a verdict has been reached no quantification of damages has been given, or no settlement has been entered into. Further details on the judgments, damages quantification and settlements are included within the case narratives below. For a discussion of the non-tobacco related litigation pending against the Group, see note 31, paragraph 76, et seq below.

Case Type	Notes	Case Numbers as at 31 December 2025 (note 31(a))	Case Numbers as at 31 December 2024 (note 31(a))	Change in Number Increase/(decrease)
U.S. tobacco-related actions
Medical reimbursement cases	31(b)	1	2	(1)
Class actions	31(c)	19	19	No change
Individual smoking and health cases	31(d)	194	197	(3)
Engle Progeny Cases	31(e)	33	91	(58)
Broin II Cases	31(f)	1	69	(68)
Filter Cases	31(g)	31	29	2
State Settlement Agreements – Enforcement and Validity	31(h)	4	5	(1)
Non-U.S. tobacco-related actions
Medical reimbursement cases		8	18	(10)
Class actions	31(i)	2	12	(10)
Individual smoking and health cases	31(j)	42	50	(8)
(Note 31(a)) This includes cases to which the Reynolds American Inc. (Reynolds American) group companies were a party at such date.
(Note 31(b)) This category of cases includes the Department of Justice action. See note 31, paragraphs 20 to 23.
(Note 31(c)) See note 31, paragraphs 24 to 36.
(Note 31(d)) See note 31, paragraphs 37 to 38.
(Note 31(e)) See note 31, paragraphs 27 to 36.
(Note 31(f)) See note 31, paragraph 38.
(Note 31(g)) See note 31, paragraph 38.
(Note 31(h)) See note 31, paragraphs 39 to 57.
(Note 31(i)) Outside the United States, there were two class actions being brought against Group companies as at 31 December 2025. These include one class action in Canada and one class action in Venezuela. For a description of the Group companies’ non-U.S. class actions, see note 31, paragraphs 71 to 74. All outstanding tobacco litigation in Canada prior to the implementation of the Approved Plans on 29 August 2025 has been resolved and all relevant Group companies have been provided releases in full for all historical tobacco-related claims in Canada, although the procedural dismissal of the proceedings is ongoing. See note 31, paragraph 62.
(Note 31(j)) As at 31 December 2025, the jurisdictions with the most active individual cases against Group companies were, in descending order: Chile (20),
Brazil (seven), Italy (five), Argentina (five), Ireland (two), and Türkiye (two). There was a further jurisdiction with one active case only. For further information, see note 31, paragraph 75.
11.Certain terms and phrases used in this note 31 may require some explanation.
a)‘Judgment’ or ‘final judgment’ refers to the final decision of the court resolving the dispute and determining the rights and obligations of the parties.
At the trial court level, for example, a final judgment generally is entered by the court after a jury verdict and after post-verdict motions have been decided. In most cases, the losing party can appeal a verdict only after a final judgment has been entered by the trial court.
b)‘Damages’ refers to the amount of money sought by a plaintiff in a complaint, or awarded to a party by a jury or, in some cases, by a judge.
‘Compensatory damages’ are awarded to compensate the prevailing party for actual losses suffered, if liability is proved. In cases in which there is a finding that a defendant has acted wilfully, maliciously or fraudulently, generally based on a higher burden of proof than is required for a finding of liability for compensatory damages, a plaintiff also may be awarded ‘punitive damages’. Although damages may be awarded at the trial court stage, a losing party may be protected from paying any damages until all appellate avenues have been exhausted by posting a supersedeas bond. The amount of such a bond is governed by the law of the relevant jurisdiction and generally is set at the amount of damages plus some measure of statutory interest, modified at the discretion of the appropriate court or subject to limits set by a court or statute.
c)‘Settlement’ refers to certain types of cases in which cigarette manufacturers, including R. J. Reynolds Tobacco Co. (RJRT), Brown & Williamson
Tobacco Corporation (now known as Brown & Williamson Holdings, Inc.) (B&W), and Lorillard Tobacco Company (Lorillard Tobacco), have agreed to resolve disputes with certain plaintiffs without resolving the cases through trial and/or appeal.
d)All sums set out in note 31 have been converted to GBP using the following end closing rates applicable for 31 December 2025, which differ from the rates at the time any related provision was recorded on the balance sheet: GBP 1 to US$ 1.3451, GBP 1 to CAD$ 1.8437, GBP 1 to EUR
1.1453, GBP 1 to AOA 1,241.5242 (Angolan Kwanza), GBP 1 to ARS 1,952.4108 (Argentine Peso), GBP 1 to BDT 164.432 (Bangladeshi Taka),
GBP 1 to BRL 7.371 (Brazilian Real), GBP 1 to MZN 85.9554 (Mozambican Metical), GBP 1 to NGN 1,945.9511 (Nigerian Naira), GBP 1 to
KRW 1,937.6100 (South Korean Won), and GBP 1 to TRY 57.7887 (Turkish Lira). In addition, due to the adoption of the euro by the Croatian
State, the European Central Bank set a conversion rate of EUR to HRK on 1 January 2023 as 1 EUR to HRK 7.5345.
U.S. Tobacco Litigation
12.Group companies, notably RJRT (individually and as successor by merger to Lorillard Tobacco) and B&W as well as other leading cigarette manufacturers, are defendants in a number of product liability cases. In a number of these cases, the amounts of compensatory and punitive damages sought are significant.
13.The total number of U.S. tobacco product liability cases pending as at 31 December 2025 involving RJRT, B&W, Santa Fe Natural Tobacco Company,
Inc. (SFNTC) and/or Lorillard Tobacco was approximately 297.
14.Since many of these pending cases seek unspecified damages, it is not possible to quantify the total amounts being claimed, but the aggregate amounts involved in such litigation are significant, possibly totalling billions of US dollars. The cases fall into four broad categories: medical reimbursement cases; class actions; individual cases; and other claims.
15.RJRT (individually and as successor by merger to Lorillard Tobacco), American Snuff Co., SFNTC, R.J. Reynolds Vapor Company (RJR Vapor),
Reynolds American, Lorillard Inc., other Reynolds American affiliates and indemnitees, including but not limited to B&W (collectively, the Reynolds
Defendants), believe that they have valid defences to the tobacco-related litigation claims against them, as well as valid bases for appeal of adverse verdicts against them. The Reynolds Defendants have, through their counsel, filed pleadings and memoranda in pending tobacco-related litigation that set forth and discuss a number of grounds and defences that they and their counsel believe have a valid basis in law and fact.
16.Scheduled trials. Trial schedules are subject to change, and many cases are dismissed before trial. In the U.S., as at 31 December 2025, there are
37 cases, exclusive of Engle progeny cases, scheduled for trial through 31 December 2026, for the Reynolds Defendants: 30 individual smoking and health cases, three Filter Cases and four other cases. Thereafter, as of 15 January 2026, two additional Filter Cases were scheduled for trial through 31
December 2026, bringing the Filter Cases total to five scheduled trials through 31 December 2026. There are also approximately 11 Engle progeny cases against RJRT (individually and as successor to Lorillard Tobacco) and B&W scheduled for trial through 31 December 2026. It is not known how many of these cases will actually be tried.
17.Trial results. From 1 January 2023 through 31 December 2025, 43 trials occurred in individual smoking and health, Engle progeny, and other cases in which the Reynolds Defendants were defendants, including 10 trials where mistrials were declared. Verdicts in favour of the Reynolds Defendants and, in some cases, other defendants, were returned in 17 cases, tried in Florida (eight), Oregon (one), Massachusetts (four), Illinois (one), Delaware (one)
and New Mexico (two). Verdicts in favour of the plaintiffs were returned in 16 cases, tried in Florida (six), Massachusetts (seven), New Mexico (one), and Hawaii (two).
(a) Medical Reimbursement Cases
18.These civil actions seek to recover amounts spent by government entities and other third-party providers on healthcare and welfare costs claimed to result from illnesses associated with smoking.
19.As at 31 December 2025, one U.S. medical reimbursement suit (Crow Creek Sioux Tribe v. American Tobacco Co., filed in 1997) was pending against
RJRT, B&W and Lorillard Tobacco in a Native American tribal court in South Dakota. The plaintiffs seek to recover actual and punitive damages, restitution, funding of a clinical cessation programme, funding of a corrective public education programme, and disgorgement of unjust profits from sales to minors. There has been no recent activity in this case, and no other medical reimbursement suits are pending against these companies by county or other political subdivisions of the states.
U.S. Department of Justice Action
20.On 22 September 1999, the U.S. Department of Justice (DOJ) brought an action in the U.S. District Court for the District of Columbia against various industry members, including RJRT, B&W, Lorillard Tobacco, B.A.T Industries p.l.c. (Industries) and British American Tobacco (Investments) Limited
(Investments) (United States v. Philip Morris USA Inc.). The DOJ initially sought (i) recovery of certain federal funds expended in providing health care to smokers who developed alleged smoking-related diseases and (ii) equitable relief under the civil provisions of the Racketeer Influenced and Corrupt
Organizations Act (RICO), including (a) disgorgement of roughly US$280 billion (£208.2 billion) in profits allegedly earned from a purported racketeering ‘enterprise’ – a remedy the U.S. Court of Appeals for the District Court Circuit (the DC Circuit) ruled in February 2005 was not available –
and (b) certain ‘corrective communications’. In September 2000, the district court dismissed Industries for lack of personal jurisdiction and dismissed the health care cost recovery claims.
21.After a roughly nine-month non-jury trial of the remaining RICO claims, the district court issued its Final Judgment and Remedial Order (the Remedial
Order) on 17 August 2006. The Remedial Order found certain defendants, including RJRT, B&W, Lorillard Tobacco and Investments, had violated
RICO, imposed financial penalties and enjoined the defendants from committing future racketeering acts, participating in certain trade organisations, making misrepresentations concerning smoking and health and youth marketing, and using certain brand descriptors such as ‘low tar’, ‘light’, ‘ultra-
light’, ‘mild’ and ‘natural’. The Remedial Order also required the defendants to issue ‘corrective communications’ on five subjects, including smoking and health and addiction, and to comply with further undertakings, including maintaining websites of historical corporate documents and disseminating certain marketing information on a confidential basis to the government. In addition, the district court placed restrictions on the defendants’ ability to dispose of certain assets for use in the United States, unless the transferee agrees to abide by the terms of the district court’s order.
22.The parties appealed and cross-appealed and, on 22 May 2009, the DC Circuit affirmed the district court’s RICO liability judgment but vacated the
Remedial Order in part and remanded for further factual findings and clarification as to whether liability should be imposed against B&W, based on changes in the nature of B&W’s business operations (including the extent of B&W’s control over tobacco operations). The DC Circuit also remanded three other discrete issues relating to the injunctive remedies, including for the district court ‘to reformulate’ the injunction on the use of low-tar descriptors ‘to exempt foreign activities that have no substantial, direct, and foreseeable domestic effects,’ and for the district court to evaluate whether corrective communications could be required at point-of-sale displays (which requirement the DC Circuit vacated). On 28 June 2010, the U.S. Supreme
Court denied the parties’ petitions for further review.
23.On 22 December 2010, the district court dismissed B&W from the litigation. Due to intervening changes in controlling law, on 28 March 2011, the district court ruled that the Remedial Order no longer applied to Investments prospectively, and for this reason, Investments would not have to comply with any of the remaining injunctive remedies. In November 2012, the district court entered an order setting forth the text of the corrective statements and directed the parties to engage in discussions with the special master appointed by the district court to implement them. After various proceedings and appeals, the district court in October 2017 ordered RJRT and the other U.S. tobacco company defendants to fund the publication of compelled public statements in various U.S. media outlets, including in newspapers, on television, on the companies’ websites, and in onserts on cigarette packaging. The compelled public statements in newspapers and on television were completed in 2018 and in package onserts in mid-2020. The compelled public statements now also appear on RJRT websites. The final issue regarding corrective statements was their display at retail point of sale.
On 6 December 2022, the district court entered a consent order requiring the tobacco company defendants to have the compelled public statements posted at retail point of sale. Installation of the statements began in July 2023, and the statements remained in stores through June 2025. The now-
concluded corrective statements at retail were the last remaining remedy of the litigation to be implemented.
(b) Class Actions
24.As at 31 December 2025, (1) RJRT, B&W and Lorillard Tobacco were named as defendants in one action asserting claims on behalf of putative classes of persons allegedly injured or financially impacted by their smoking, (2) one action asserting claims on behalf of putative classes of persons allegedly injured or financially impacted by RJRT’s marketing practices, and (3) as detailed in the next paragraph, RJRT, and SFNTC (a subsidiary of Reynolds
American) were named in 17 putative class actions relating to the use of the words ‘natural’, ‘100% additive-free’ or ‘organic’ in Natural American
Spirit (NAS) brand advertising and promotional materials. If the classes are or remain certified, separate trials may be needed to assess individual plaintiffs’ damages. Among the pending class actions, 16 specified the amount of the claim in the complaint and alleged that the plaintiffs were seeking in excess of US$5 million (£3.7 million) and one alleged that the plaintiffs were seeking less than US$75,000 (£55,760) per class member plus unspecified punitive damages.
No Additive/Natural/Organic Claim Cases
25.A total of 17 pending putative class actions were filed in nine U.S. federal district courts against Reynolds American, RJRT and SFNTC, which cases generally allege, in various combinations, violations of state deceptive and unfair trade practice statutes and claim state common law fraud, negligent misrepresentation and unjust enrichment based on the use of descriptors such as ‘natural’, ‘organic’ and ‘100% additive-free’ in the marketing, labelling, advertising and promotion of SFNTC’s NAS brand cigarettes. In these actions, the plaintiffs allege that the use of these terms suggests that
NAS brand cigarettes are less harmful than other cigarettes and, for that reason, violated state consumer protection statutes or amounted to fraud or a negligent or intentional misrepresentation. The actions seek various categories of recovery, including economic damages, injunctive relief (including medical monitoring and cessation programmes), interest, restitution, disgorgement, treble and punitive damages, and attorneys’ fees and costs. In April
2016, the U.S. Judicial Panel on Multidistrict Litigation (JPML) consolidated the 16 cases pending at that time for pre-trial purposes before a federal district court in New Mexico, and a later-filed case was transferred there for pre-trial purposes in 2018. On 21 December 2017, that court granted the defendants’ motion to dismiss in part, dismissing a number of claims with prejudice, and denied it in part. The district court conducted a five-day hearing on the motion for class certification and on the motion challenging the admissibility of expert opinion testimony in December 2020. On 1
September 2023, the district court entered an order certifying a subset of the plaintiffs’ proposed classes covering purchasers of NAS menthol cigarettes in six states and declining to certify the other proposed classes. The defendants and plaintiffs both appealed from that order to the U.S. Court of Appeals for the Tenth Circuit. Briefing is complete and oral argument occurred on 16 July 2025. A decision is pending.
Other Putative Class Actions
26.Young v. American Tobacco Co. is a putative class action filed in November 1997 in the Circuit Court, Orleans Parish, Louisiana against various U.S.
cigarette manufacturers, including RJRT, B&W, Lorillard Tobacco and certain parent companies. This action was brought on behalf of a putative class of Louisiana residents who, though not themselves cigarette smokers, have been exposed to second-hand smoke from cigarettes manufactured by the defendants, and who allegedly suffered injury as a result of that exposure. The action seeks an unspecified amount of compensatory and punitive damages. In March 2016, the court entered an order staying the case, including all discovery, pending the completion of an ongoing smoking cessation programme ordered by the court in a now-concluded Louisiana state court certified class action, Scott v. American Tobacco Co. The stay remains in place.
Engle Class Action and Engle Progeny Cases (Florida)
27.In July 1998, trial began in Engle v. R. J. Reynolds Tobacco Co., a then-certified class action filed in Circuit Court, Miami-Dade County, Florida, against U.S. cigarette manufacturers, including RJRT, B&W, Lorillard Tobacco and Lorillard Inc. The then-certified class consisted of Florida citizens and residents, and their survivors, who suffered from smoking-related diseases that first manifested between 5 May 1990, and 21 November 1996, and were caused by an addiction to cigarettes. In July 1999, the jury in this Phase I found against RJRT, B&W, Lorillard Tobacco, Lorillard Inc. and the other defendants on common issues relating to the defendants’ conduct, general causation, the addictiveness of cigarettes, and entitlement to punitive damages.
28.In July 2000, the jury in Phase II awarded the class a total of approximately US$145 billion (approximately £107.8 billion) in punitive damages, apportioned US$36.3 billion (£27 billion) to RJRT, US$17.6 billion (£13.1 billion) to B&W, and US$16.3 billion (£12.1 billion) to Lorillard Tobacco and Lorillard Inc. The three class representatives in the Engle class action were awarded US$13 million (£9.7 million) in compensatory damages.
29.This decision was appealed and ultimately resulted in the Florida Supreme Court in December 2006 decertifying the class and allowing judgments entered for only two of the three Engle class representatives to stand and setting aside the punitive damages award. The court preserved certain of the jury’s Phase I findings, including that cigarettes can cause certain diseases, nicotine is addictive, and defendants placed defective cigarettes on the market, breached duties of care, concealed health-related information and conspired. Putative Engle class members were permitted to file individual lawsuits, deemed ‘Engle progeny cases’, against the Engle defendants, within one year of the Supreme Court’s decision (subsequently extended to 11
January 2008).
30.During 2015, RJRT and Lorillard Tobacco, together with Philip Morris USA Inc. (PM USA), settled virtually all of the Engle progeny cases then pending against them in federal district court. The total amount of the settlement was US$100 million (approximately £74.3 million) divided as follows:
RJRT US$42.5 million (£31.6 million); PM USA US$42.5 million (£31.6 million); and Lorillard Tobacco US$15 million (£11.2 million). The settlement covered more than 400 federal Engle progeny cases but did not cover 12 federal progeny cases previously tried to verdict and then pending on post-trial motions or appeal, and two federal progeny cases filed by different lawyers from the ones who negotiated the settlement for the plaintiffs.
31.As at 31 December 2025, there were approximately 33 Engle progeny cases pending in which RJRT, B&W and/or Lorillard Tobacco have all been named as defendants and served. These cases include claims by or on behalf of 50 plaintiffs. The number of pending cases fluctuates for a variety of reasons, including voluntary and involuntary dismissals. Voluntary dismissals include cases in which a plaintiff accepts an ‘offer of judgment’ from
RJRT and/or RJRT’s affiliates and indemnitees.
32.15 trials occurred in Engle progeny cases in Florida state courts against RJRT, B&W and/or Lorillard Tobacco from 1 January 2023 through 31
December 2025, and additional state court trials are scheduled for 2026.
33.The following chart identifies the number of trials in Engle progeny cases as at 31 December 2025 and additional information about the adverse judgments entered:

Trials/verdicts/judgments of individual Engle progeny cases from 1 January 2023 through 31 December 2025:
Total number of trials	15
Number of trials resulting in plaintiffs’ verdicts	7*
Total damages awarded in final judgments against RJRT	US$58,210,000 (£43.3 million)
Amount of overall damages comprising ‘compensatory damages’ (approximately)	US$32,462,000 (of overall US$58,210,000 ) (£24.1 million of £43.3 million)
Amount of overall damages comprising ‘punitive damages’ (approximately)	US$25,748,000 (of overall US$58,210,000) (£19.1 million of £43.3 million)
Note:
*Of the 7 trials resulting in plaintiffs’ verdicts 1 January 2023 to 31 December 2025 (note 31(k)):

Number of adverse judgments appealed by RJRT (note 31(l))	4
Number of adverse judgments, in which RJRT still has time to file an appeal	0
Number of adverse judgments in which an appeal was not, and can no longer be, sought	3
(Note 31(k)) The 15 trials include two cases with two punitive damages retrials, both within the time period and both prior to the time period (Ledo v R. J.
Reynolds Tobacco Co. and Spurlock v. R. J. Reynolds Tobacco Co.).
(Note 31(l)) Of the four adverse verdicts appealed by RJRT as a result of judgments arising in the period from 1 January 2023 to 31 December 2025:
a.one appeal remains undecided in the District Court of Appeal;
b.one judgment was affirmed and paid;
c.one case was reversed and a new trial ordered; and
d.one case was resolved after the appeal was filed.
34.By statute, Florida applies a US$200 million (£148.7 million) bond cap to all Engle progeny cases in the aggregate. Individual bond caps for any given
Engle progeny case vary depending on the number of judgments in effect at a given time. Judicial attempts by several plaintiffs in the Engle progeny cases to challenge the bond cap as violating the Florida Constitution have failed. In addition, bills have been introduced in sessions of the Florida legislature that would eliminate the Engle progeny bond cap, but those bills have not been enacted as at 31 December 2025.
35.In 2025, RJRT paid judgments in three Engle progeny cases. Those payments totalled approximately US$16 million (approximately £11.9 million) in compensatory or punitive damages. Additional costs were paid in respect of attorneys’ fees and statutory interest.
36.In addition, accruals for damages and statutory interests for two pre-trial case resolutions and the remaining amounts of one resolution bundle were recorded in Reynolds American’s consolidated balance sheet as at 31 December 2025 to the value of approximately US$4.8 million (approximately
£3.6 million).
(c) Individual Cases
37.As at 31 December 2025, 194 individual cases were pending in the United States against RJRT, B&W and/or Lorillard Tobacco. This category of cases includes smoking and health cases alleging personal injuries caused by tobacco use or exposure brought by or on behalf of individual plaintiffs based on theories of negligence, strict liability in tort, design defect, failure to warn, fraud, misrepresentation, breach of express or implied warranty, violations of state deceptive trade practices or consumer protection statutes, and conspiracy. The plaintiffs seek to recover compensatory damages, attorneys’ fees and costs, and punitive damages. The category does not include the Engle progeny cases, Broin II cases, and Filter Cases discussed above and below. Three of the individual cases are brought by or on behalf of an individual or his/her survivors alleging personal injury as a result of exposure to Environmental
Tobacco Smoke (ETS).
38.The following chart identifies the number of individual cases pending as at 31 December 2025 as against the number pending as at 31 December 2024, along with the number of Engle progeny cases, Broin II cases, and Filter Cases, which are discussed further below.

Case Type	U.S. Case Numbers 31 December 2025	U.S. Case Numbers 31 December 2024	Change in Number Increase / (Decrease)
Individual Smoking and Health Cases (note 31(m))	194	197	(3)
Engle Progeny Cases (Number of Plaintiffs) (note 31(n))	33 (50)	91 (125)	(58) (75)
Broin II Cases (note 31(o))	1	69	(68)
Filter Cases (note 31(p))	31	29	2
(Note 31(m)) Out of the 194 pending individual smoking and health cases, eight have received adverse verdicts or judgments in the court of first instance or on appeal, and the total amount of those verdicts or judgments is approximately US$260 million (approximately £193.3 million), of which
US$87 million (£64.7 million) is the result of the jury’s verdict in Penza v. R. J. Reynolds Tobacco Co. and US$89 million (£66.2 million) is the result of the jury’s verdict in Marvin Manious v. R.J. Reynolds Tobacco Co. In addition, accruals for four individual smoking and health pre-trial case resolutions and three resolution bundles were recorded in Reynolds American’s consolidated balance sheet as at 31 December 2025 to the value of approximately US$6.3 million (approximately £4.7 million).
(Note 31(n)) The number of Engle progeny cases will fluctuate as cases are dismissed or if any of the dismissed cases are appealed. Please see earlier table in paragraph 33.
(Note 31(o)) Broin v. Philip Morris, Inc. was a class action filed in Circuit Court in Miami-Dade County, Florida in 1991 and brought on behalf of flight attendants alleged to have suffered from diseases or ailments caused by exposure to ETS in airplane cabins. In October 1997, RJRT, B&W, Lorillard
Tobacco and other cigarette manufacturer defendants settled Broin, agreeing to pay a total of US$300 million (£223 million) in three annual
US$100 million (£74.3 million) instalments, allocated among the companies by market share, to fund research on the early detection and cure of diseases associated with tobacco smoke. It also required those companies to pay a total of US$49 million (£36.4 million) for the plaintiffs’ counsel’s fees and expenses. RJRT’s portion of these payments was approximately US$86 million (approximately £63.9 million); B&W’s was approximately
US$57 million (approximately £42.4 million); and Lorillard Tobacco’s was approximately US$31 million (approximately £23 million). The settlement agreement, among other things, limits the types of claims class members may bring and eliminates claims for punitive damages. The settlement agreement also provides that, in individual cases by class members that are referred to as Broin II lawsuits, the defendants will bear the burden of proof with respect to whether ETS can cause certain specifically enumerated diseases, referred to as ‘general causation’. With respect to all other liability issues, including whether an individual plaintiff’s disease was caused by his or her exposure to ETS in airplane cabins, referred to as ‘specific causation’, individual plaintiffs will bear the burden of proof. On 7 September 1999, the Florida Supreme Court approved the settlement. There have been no Broin II trials since 2007. There have been periodic efforts to activate cases and the Group expects this to continue over time. In 2025, RJRT resolved the remaining Broin II cases due to inactivity on the files, except for one case which remains pending as of 31 December 2025.
(Note 31(p)) Includes claims brought against Lorillard Tobacco and Lorillard Inc. by individuals who seek damages resulting from their alleged exposure to asbestos fibres that were incorporated into filter material used in one brand of cigarettes manufactured by a predecessor to Lorillard
Tobacco for a limited period of time ending more than 60 years ago. Pursuant to a 1952 agreement between P. Lorillard Company and H&V Specialties
Co., Inc. (the manufacturer of the filter material), Lorillard Tobacco is required to indemnify Hollingsworth & Vose for legal fees, expenses, judgments and resolutions in cases and claims alleging injury from finished products sold by P. Lorillard Company that contained the filter material. As of 31
December 2025, Lorillard Tobacco and/or Lorillard Inc. was a defendant in 31 Filter Cases. Since 1 January 2023, Lorillard Tobacco and RJRT have paid, or have reached agreement to pay, a total of approximately US$19.1 million (approximately £14.2 million) in settlements to resolve 80 Filter
Cases. In addition, an accrual for the resolution of eight of the 80 Filter Cases was recognised as at 31 December 2025 to the value of approximately
US$3.3 million (approximately £2.5 million).
(d) State Settlement Agreements
39.In November 1998, the major U.S. cigarette manufacturers, including RJRT, B&W and Lorillard Tobacco, entered into the Master Settlement
Agreement (MSA) with attorneys general representing 46 U.S. states, the District of Columbia and certain U.S. territories and possessions. These cigarette manufacturers had previously settled four other cases, brought on behalf of Mississippi, Florida, Texas and Minnesota, by separate agreements with each state (collectively and with the MSA, the ‘State Settlement Agreements’).
40.These State Settlement Agreements settled all health care cost recovery actions brought by, or on behalf of, the settling jurisdictions; released the defending major U.S. cigarette manufacturers from various additional present and potential future claims; imposed future payment obligations in perpetuity on RJRT, B&W, Lorillard Tobacco and other major U.S. cigarette manufacturers; and placed significant restrictions on their ability to market and sell cigarettes and smokeless tobacco products. In accordance with the MSA, various tobacco companies agreed to fund a US$5.2 billion
(£3.9 billion) trust fund to be used to address the possible adverse economic impact of the MSA on tobacco growers.
41.RJRT and SFNTC are subject to substantial payment obligations under the State Settlement Agreements. Payments under the State Settlement
Agreements are subject to various adjustments for, among other things, the volume of cigarettes sold, relative market share, operating profit, net operating profit (NOP) and inflation. Reynolds American’s operating subsidiaries’ expenses and payments under the State Settlement Agreements for
2023, 2024 and 2025 and the projected expenses and payments for 2026 and onwards are set forth below (in millions of US dollars)*:

	2023	2024	2025	2026	2027 and thereafter
Settlement expenses	$2,516	$2,160	$2,037
Settlement cash payments	$2,874	$2,535	$2,140
Projected settlement expenses				>$2,000	>$2,000
Projected settlement cash payments				>$2,000	>$2,000
Note:
*  Subject to adjustments for changes in sales volume, operating profit, NOP, inflation and other factors. Payments are allocated among the settling companies on the basis of relative market share or other methods.
42.The State Settlement Agreements have materially adversely affected RJRT’s shipment volumes. Reynolds American believes that these settlement obligations may materially adversely affect the results of operations, cash flows or financial position of Reynolds American and RJRT in future periods.
The degree of the adverse impact will depend, among other things, on the rate of decline in U.S. cigarette sales in the premium and value categories,
RJRT’s share of the domestic premium and value cigarette categories, and the effect of any resulting cost advantage of manufacturers not subject to the
State Settlement Agreements.
43.In addition, the MSA includes an adjustment that potentially reduces the annual payment obligations of RJRT, Lorillard Tobacco and the other signatories to the MSA, known as ‘Participating Manufacturers’ (PMs). Certain requirements, collectively referred to as the ‘Adjustment
Requirements’, must be satisfied before the adjustment for a given year is available: (i) an independent auditor must determine that the PMs have experienced a market share loss, beyond a triggering threshold, to those manufacturers that do not participate in the MSA (such non-participating manufacturers being referred to as NPMs); and (ii) in a binding arbitration proceeding, a firm of independent economic consultants must find that the disadvantages of the MSA were a significant factor contributing to the loss of market share. This finding is known as a significant factor determination, and the adjustment is referred to as the NPM Adjustment.
44.When the Adjustment Requirements are satisfied, the MSA provides that the NPM Adjustment applies to reduce the annual payment obligation of the
PMs. However, an individual settling state may avoid its share of the NPM Adjustment if it had in place and diligently enforced during the entirety of the relevant year a ‘Qualifying Statute’ that imposes escrow obligations on NPMs that are comparable to what the NPMs would have owed if they had joined the MSA. In such event, the state’s share of the NPM Adjustment is reallocated to other settling states, if any, that did not have in place and diligently enforce a Qualifying Statute.
45.RJRT, Lorillard Tobacco and SFNTC are or were involved in the NPM Adjustment proceedings concerning the years 2003 to 2025. In 2012, RJRT,
Lorillard Tobacco, and SFNTC entered into an agreement (the Term Sheet) with certain settling states that resolved accrued and future NPM
Adjustments. Since that time, additional states have joined the NPM Adjustment Settlement Agreement (which incorporates the Term Sheet). In 2015, an additional state, New York, entered a separate settlement of the NPM Adjustment dispute covering the years 2004 to 2014 and setting forth a procedure for calculating RJRT payment credits based on the number of NPM packs sold on or through a Native American reservation in New York for
2015 onwards. In 2020, an additional state, Montana, entered a separate settlement of the NPM Adjustment dispute covering the years 2005 to 2030. In
2024, an additional state, Massachusetts, entered a separate settlement of the NPM Adjustment dispute covering the years 2005 to 2011. In 2025, an additional state, Washington, entered a separate agreement of the NPM Adjustment dispute with RJRT and certain Subsequent Participating
Manufacturers (SPMs) covering the years 2005 to 2023.
46.Arbitration panels ruled in September 2021 and September 2022 that Missouri and New Mexico, respectively, had not diligently enforced their respective Qualifying Statutes in the year 2004. In September 2021 and December 2023, arbitration panels ruled that Washington had also not diligently enforced its Qualifying Statute in the years 2004 through 2007.
After a motion by Missouri to vacate the 2004 NPM Adjustment arbitration panel’s award in November 2021, which was denied by the Missouri
Circuit Court in 2024, the 2004 NPM Adjustment award was confirmed on 14 January 2025. Missouri filed a notice of appeal, but the Missouri Court of
Appeals affirmed the order denying Missouri’s motion to vacate the 2004 award in September 2025. An application for transfer to the Supreme Court of
Missouri was denied in November 2025. This matter is now closed.
On 30 August 2023, the New Mexico District Court vacated the arbitration panel’s decision with respect to New Mexico and an appeal was filed by the
PMs in September 2023. On 15 January 2026, the New Mexico Court of Appeals reversed the lower court’s order and reinstated the award finding New
Mexico non-diligent in 2004.
On 28 March 2024, Washington filed a motion to vacate the arbitration panel’s award determining it was non-diligent in 2005, 2006, and 2007.
Following a series of filings by RJRT and the state, on 7 April 2025, the state, RJRT and certain other SPMs settled the NPM Adjustment dispute for
2005 through 2023. Pursuant to such settlement, Washington agreed to dismiss its appeal as to RJRT and those other settling SPMs. On 2 May 2025,
Washington, RJRT, and the settling SPMs filed a joint motion to dismiss the appeal, which was granted on 27 May 2025. PM USA objected to the settlement, but the independent auditor implemented the settlement in April 2025. On 21 April 2025, PM USA served on RJRT an arbitration demand seeking to arbitrate the validity of the settlement. On 4 June 2025, RJRT and the settling SPMs filed a complaint in Washington’s MSA court requesting a declaration that PM USA’s arbitration demand is invalid and fails to raise an arbitrable dispute. On 24 June 2025, PM USA filed a motion to compel arbitration and to dismiss the complaint. The motion to compel arbitration was granted in September 2025 against RJRT’s filed opposition. The case has been stayed pending arbitration. On 12 September 2025, RJRT and the SPMs served on PM USA an arbitration demand alleging PM USA had breached the 2017 NPM Adjustment Settlement Agreement by interfering with RJRT’s and the SPMs’ separate resolution of their individual NPM
Adjustment disputes with Washington, RJRT and PM USA filed arbitration demands, which were later consolidated, with Judicial Arbitration and
Mediation Services, Inc. (JAMS) on 6 October 2025 and 7 October 2025, respectively. The parties are in the process of selecting arbitrators. On 30
October 2025, Washington and PM USA settled the NPM Adjustment dispute for 2005 through 2015. NPM proceedings are ongoing and could result in further reductions of the companies’ MSA-related payments.
47.On 22 March 2024, New Mexico filed a complaint with the New Mexico District Court seeking a declaratory judgment interpreting the term “diligently enforce” as used in the MSA. RJRT filed a motion to compel arbitration and to dismiss the complaint on 19 April 2024. On 23 September 2024, the
New Mexico District Court granted RJRT’s motion to compel arbitration and dismissed the complaint from the bench. The New Mexico District Court issued an order to that effect on 13 November 2024. New Mexico filed a notice of appeal on 9 December 2024. Briefing is complete and the appeal is pending.
48.On 23 February 2024, PM USA sent New Mexico a 30-day notice of intent to initiate a proceeding against New Mexico, giving notice that it intends to bring an action in the New Mexico District Court seeking an enforcement order compelling New Mexico to participate in a proceeding before a firm to resolve a dispute over whether New Mexico’s statutes requiring escrow deposits on certain cigarettes sold in New Mexico constitute a Qualifying
Statute pursuant to the MSA.
49.Currently there are four proceedings in four jurisdictions (Delaware (see paragraph 53), New Mexico (see paragraph 55), Texas (see paragraph 56) and
Minnesota (see paragraph 57)) under or in connection with the State Settlement Agreements (other than the ones described above).
50.In January 2017, the State of Florida sought an order declaring that RJRT and Imperial Tobacco Group, PLC (ITG), a wholly owned subsidiary of
Imperial Brands plc that was later joined into the enforcement action, are in breach of the Florida State Settlement Agreement and are required, jointly and severally, to pay approximately US$45 million (approximately £33.5 million) and make annual payments to the state under the Florida State
Settlement Agreement with respect to the four brands (Winston, Salem, Kool and Maverick) that were sold to ITG in the divestiture of certain assets, on
12 June 2015, by subsidiaries or affiliates of Reynolds American and Lorillard (the Divestiture), referred to as the ‘Acquired Brands’. The motion also claimed future annual losses of approximately US$30 million per year (approximately £22.3 million) absent the court’s enforcement of the Florida State
Settlement Agreement.
51.On 27 December 2017, the court entered an order holding RJRT (not ITG) liable for annual settlement payments for the Acquired Brands, finding that
ITG did not assume liability for annual settlement payments related to the Acquired Brands under the terms of the asset purchase agreement relating to the Divestiture. On 15 August 2018, the court entered a final judgment in the action (the Final Judgment). On 29 July 2020, Florida's Fourth District
Court of Appeal affirmed the Final Judgment on appeal. RJRT’s motion for rehearing or certification and its motion for review were denied by the
Florida Supreme Court in September 2020 and December 2020, respectively. On 5 October 2020, RJRT satisfied the Final Judgment (approximately
US$193 million (approximately £143.4 million)) and paid approximately US$3.2 million (approximately £2.4 million) of Florida’s attorneys’ fees. As explained below, RJRT has secured an order in the Delaware action requiring ITG to indemnify it for amounts paid under the Final Judgment.
52.In February 2017, ITG filed an action in the Delaware Court of Chancery seeking declaratory relief against Reynolds American and RJRT on various matters related to its rights and obligations under the asset purchase agreement (and related documents) relating to the Divestiture with respect to the subject of the Florida enforcement litigation described above. Reynolds American and RJRT filed counterclaims on the same issues. Following summary judgments in September 2022 and October 2023, the court entered an implementing order on 15 November 2023 providing that ITG shall indemnify Reynolds American and RJRT for every settlement payment that they make in the future to Florida under the Final Judgment in the Florida litigation, based on ITG’s sales of Acquired Brands cigarettes, with the question of whether the indemnification obligation should be reduced to account for how NOP adjustment (NOP Adjustment) payments would have been allocated if ITG had joined the Florida State Settlement Agreement to be deferred to trial. Following a trial in 2024, the judge entered an order in March 2025 and a final order and judgment in April 2025 awarding Reynolds
American and RJRT approximately US$370 million (£275.1 million) against ITG for prior settlement payments with interest. ITG appealed this decision. On 15 December 2025, the Delaware Supreme Court affirmed the judgment of the Court of Chancery. On 31 December 2025, the Delaware
Supreme Court issued a mandate closing the case. Effective 30 January 2026, ITG, Reynolds American and RJRT entered into a confidential Delaware
Judgment Settlement Agreement. PM USA previously moved to intervene in the case to assert that Reynolds American, RJRT and/or ITG were unjustly enriched by Florida settlement payments borne by PM USA. The court denied PM USA’s motion to intervene as untimely. PM USA had appealed but then voluntarily dismissed its appeal. This matter is now closed.
53.On 4 February 2026, PM USA brought an action against Reynolds American and RJRT in the Court of Chancery of the State of Delaware alleging unjust enrichment arising from the Delaware rulings in favour of the companies against ITG. PM USA claims Reynolds avoided certain settlement payments in Florida because ITG did not join the Florida settlement. PM USA claims these savings were at its expense and seeks restitution and damages for the alleged unjust enrichment in an amount to be determined by the court, interest, and attorneys’ fees and costs.
54.On 3 December 2019, the State of Mississippi filed a notice of violation and motion to enforce the Mississippi State Settlement Agreement in the
Chancery Court of Jackson County, Mississippi against RJRT, PM USA and ITG, seeking a declaration that the base year 1997 NOP to be used in calculating the NOP Adjustment was not affected by the change in the federal corporate tax rate in 2018 from 35% to 21% (the Tax Rate Change), and an order requiring RJRT to pay the approximately US$5 million (approximately £3.7 million) difference in its 2018 payment because of this issue.
Determination of the issue of the Tax Rate Change may affect RJRT’s annual payment thereafter. On 10 June 2022, the Mississippi Chancery Court granted the state’s motion to enforce, ruling for the state and denying RJRT’s appeal. Following a hearing on damages, including interest and attorneys'
fees, on 13 February 2024, the Chancery Court awarded the state attorneys’ fees of approximately US$1.3 million (approximately £1 million).
On 7 May 2024, the court entered a final judgment awarding the state compensatory damages of approximately US$23.5 million (approximately £17.5 million) plus 8% prejudgment interest, and approximately US$1 million (approximately £743,467) in additional attorneys’ fees against RJRT. In June
2024, the state and RJRT filed notices of appeal. PM USA also filed an appeal, which was dismissed (along with the state’s appeal as it related to PM
USA) following a settlement between those parties in October 2024. On 19 August 2025, RJRT and the state entered into a settlement. On 27 August
2025, the Mississippi Supreme Court dismissed RJRT’s appeal and the State’s appeal. This matter is now closed.
55.On 29 November 2022, the State of New Mexico filed a complaint or, in the alternative, a motion to enforce its uniform consent decree entered in connection with the MSA against the PMs asserting, among other things, claims for breach of contract and violations of New Mexico’s Unfair Practices
Act. New Mexico seeks compensatory damages in an amount to be determined at trial, as well as treble damages, punitive damages, and declaratory and injunctive relief. On 10 February 2023, the PMs filed a motion to compel arbitration or, in the alternative, motion to dismiss New Mexico’s complaint and alternative motion to enforce. On 29 December 2023, the New Mexico District Court granted the PMs’ motion to compel arbitration. On 29 January
2024, New Mexico filed a notice of appeal. Briefing is complete and the appeal is pending. On 29 March 2024, RJRT filed a motion to dismiss New
Mexico’s appeal. RJRT’s motion to dismiss is held in abeyance pending submission of the appeal to a panel of judges.
56.On 2 March 2023, the State of Texas issued a demand letter to RJRT, PM USA and ITG, pursuant to the Texas State Settlement Agreement, for underpaid sums owed to Texas for the years 2019 through 2022 and a change in the calculation going forward, asserting that RJRT, PM USA and ITG issued payments to Texas that were based on unauthorized changes to the base year 1997 NOP by incorporating into their calculations the Tax Rate
Change. The parties filed cross-motions and, on 15 March 2024, the court granted the state’s cross-motion to enforce and denied the motion to enforce filed by PM USA and RJRT. On 28 March 2025, the court ordered the parties to comply with calculations requiring RJRT to pay to Texas approximately US$104 million (£77.3 million), plus pre-judgment interest from 30 April 2019 through 14 March 2024, and post-judgment interest from
15 March 2024 until payment. On 25 April 2025, each of RJRT and PM USA filed a notice of appeal with the Fifth Circuit Court of Appeals. Briefing is complete and the appeal is pending.
57.On 2 July 2024, the State of Minnesota filed a motion to enforce the Minnesota State Settlement Agreement on the basis that the NOP Adjustment due to Minnesota for the years 2018 and after be based on the value fixed in the Mississippi decision that found the base year 1997 NOP to be used in calculating the NOP Adjustment was not affected by the Tax Rate Change, which motion was granted on 9 December 2024. The Minnesota court requested the parties to meet and confer on the issue of damages, interest, and civil penalties including attorneys’ fees and directed that, within 30 days, the independent accounting firm retained by the parties to calculate the settlement payments, PricewaterhouseCoopers LLC, shall calculate all future
Minnesota NOP Adjustments using US$3,115.1 million (approximately £2,316 million) as the base NOP. After the parties informed the court that they had not resolved all remaining issues within the prescribed time frame, the court directed the parties to mediation of the remaining issues. RJRT and PM
USA mediated on 10 April 2025 but did not reach a resolution of their dispute over allocation of the damages between them for 2018 and 2019. RJRT and PM USA each filed motions regarding the allocation of damages on 17 June 2025. After a hearing in October 2025, the court granted PM USA’s motion related to the allocation of payments and ordered that ITG Brands, LLC be included in the recalculation of payments from 2018 going forward.
On 5 January 2026, the district court issued the judgment against RJRT and PM USA. On 6 January 2026, the district court entered a Notice of Entry of
Judgment against RJRT for US$71.1 million (approximately £52.9 million). RJRT intends to appeal.
Tobacco-Related Litigation Outside the U.S.
58.As at 31 December 2025:
a)medical reimbursement actions are being brought in Angola, Brazil, Nigeria and South Korea;
b) class actions are being brought in Canada and Venezuela; and
c) active tobacco product liability claims against the Group’s companies existed in 11 markets outside the U.S. The only markets with five or more claims were Argentina, Brazil, Chile and Italy.
(a) Medical reimbursement cases
Angola
59.In November 2016, BAT Angola affiliate Sociedade Unificada de Tabacos de Angola (SUT) was served with a collective action filed in the Provincial
Court of Luanda, 2nd Civil Section, by the consumer association Associação Angolana dos Direitos do Consumidor (AADIC). The lawsuit seeks damages of AOA800 million (approximately £644,369) allegedly incurred by the Angolan Instituto Nacional do Controlo do Cancro (INCC) for the
cost of treating tobacco-related disease, non-material damages allegedly suffered by certain individual smokers on the rolls of INCC, and the mandating of certain cigarette package warnings. SUT filed its answer to the claim on 5 December 2016. The case remains pending.
Canada
60.In Canada, following the implementation of legislation enabling provincial governments to recover healthcare costs directly from tobacco manufacturers, a separate action for recovery of healthcare costs arising from the treatment of smoking and health-related diseases was commenced in each of the ten provinces (the Provincial Actions). Damages were not quantified by all ten provinces; however, the industry-wide damages claimed in certain of the Provincial Actions ranged between CAD$10 billion (£5.4 billion) and CAD$118 billion (£64 billion), and the province of Ontario delivered expert reports quantifying its damages in the range of CAD$280 billion (£151.9 billion) and CAD$630 billion (£341.7 billion) in
2016/2017 dollars plus an additional CAD$9.4 billion (£5.1 billion) and CAD$10.9 billion (£5.9 billion) in damages in respect of environmental tobacco smoke, with the province’s amended statement of claim seeking damages of CAD$330 billion (£179 billion). In addition to the actions commenced by the provincial governments, numerous class actions against Group companies were launched (see paragraphs 71 to 73).
61.Following a judgment by the Québec Court of Appeal in March 2019 in the Québec class actions, JTI-MacDonald Corp ((JTIM) a subsidiary of Japan
Tobacco International (JTI) and a co-defendant in the cases), Imperial Tobacco Canada Limited (Imperial) and Imperial Tobacco Company Limited
(together with Imperial, ITCAN) and Rothmans, Benson & Hedges Inc. ((RBH) a subsidiary of Philip Morris International Inc. and a co-defendant in the cases) each filed for creditor protection under the Companies’ Creditors Arrangement Act (CCAA), and court ordered stays (the Stays) of all tobacco litigation in Canada against all defendants (including all Group companies that were defendants in the Canadian tobacco litigation, including (i)
ITCAN, British American Tobacco p.l.c., British American Tobacco (Investments) Limited, B.A.T. Industries p.l.c. and Carreras Rothmans Limited)
and (ii) R.J. Reynolds Tobacco Company (RJRT) and R.J. Reynolds Tobacco International Inc. (which RJR Companies, pursuant to the terms of the
1999 sale of RJRT’s international tobacco business to JTI, benefit from an indemnification by JTI for all liabilities and obligations (including litigation costs) arising in respect of the Canadian recoupment actions and on behalf of which RJR Companies, subject to a reservation of rights, JTI had assumed the defence in these actions).
62.Following (i) the filing of proposed plans of compromise (collectively, the Proposed Plans) by the court-appointed mediators and monitors for each of
ITCAN, RBH and JTIM in the Ontario Superior Court of Justice (the Court) in October 2024, (ii) subsequent amendments, (iii) creditor approval in
December 2024 and (iv) a sanction hearing in January 2025, the Court ultimately issued an order on 6 March 2025 finding each of the Proposed Plans fair, reasonable, and in the public interest, and sanctioned the Proposed Plans (hereinafter referred to as the Approved Plans). The Approved Plans were implemented on 29 August 2025, as a result of which all outstanding tobacco litigation in Canada against the defendants has been resolved and all relevant Group companies have been provided releases in full for all historical tobacco-related claims in Canada.
63.On implementation, each of ITCAN, RBH and JTIM was required to pay into the settlement fund cash and cash equivalents on hand (including investments held at fair value) (other than, in the case of RBH, a holdback amount) plus certain court deposits. If any cash tax refunds are later received on account of these upfront payments, 85% of these refund amounts will also be payable towards the settlement. Going forward, each of ITCAN, RBH and JTIM will also be required to make annual payments based on a percentage (initially 85%, reducing over time to 70%) of net income after tax based on amounts generated from all sources, excluding New Categories, until they settle the liability (CAD$32.5 billion (approximately £17.6 billion)) in full. The performance of ITCAN’s New Categories (including Vapour products and nicotine pouches) is not included in the basis for calculating the annual payments. The Group has recognised a provision to reflect management’s best estimate of ITCAN’s total payment obligations under the
Approved Plans (see note 24).
Nigeria
64.British American Tobacco (Nigeria) Limited (BAT Nigeria), the Company and Investments have been named as defendants in a medical reimbursement action by the federal government of Nigeria, filed on 6 November 2007 in the Federal High Court, and in similar actions filed by the
Nigerian states of Kano (9 May 2007), Oyo (30 May 2007), Lagos (13 March 2008), Ogun (26 February 2008), and Gombe (17 October 2008)
commenced in their respective High Courts. In the five cases that remain active, the plaintiffs seek a total of approximately NGN10.6 trillion
(approximately £5.4 billion) in damages, including special, anticipatory and punitive damages, restitution and disgorgement of profits, as well as declaratory and injunctive relief.
65.The suits claim that the state and federal government plaintiffs incurred costs related to the treatment of smoking-related illnesses resulting from allegedly tortious conduct by the defendants in the manufacture, marketing, and sale of tobacco products in Nigeria, and assert that the plaintiffs are entitled to reimbursement for such costs. The plaintiffs assert causes of action for negligence, negligent design, fraud and deceit, fraudulent concealment, breach of express and implied warranty, public nuisance, conspiracy, strict liability, indemnity, restitution, unjust enrichment, voluntary assumption of a special undertaking, and performance of another’s duty to the public.
66.The Company and Investments have made a number of challenges to the jurisdiction of the Nigerian courts. Such challenges are still pending (on appeal) against the federal government and the states of Kano, Gombe and Ogun. These cases are stayed or adjourned pending the final outcome of these jurisdictional challenges. In the Lagos action, the Nigerian Supreme Court denied the Company’s appeal on 25 November 2025 and the case will be remanded to the trial court. Investment’s appeal in the Lagos action remains pending. In the state of Oyo, on 13 November 2015, and 24 February
2017, respectively, the Company’s and Investments’ jurisdictional challenges were successful in the Court of Appeal and the issuance of the writ of summons was set aside.
South Korea
67.In April 2014, Korea’s National Health Insurance Service (NHIS) filed a healthcare recoupment action against KT&G (a Korean tobacco company),
PM Korea and BAT Korea (including BAT Korea Manufacturing). The NHIS is seeking damages of roughly KRW54 billion (approximately
£27.9 million exclusive of interest) in respect of health care costs allegedly incurred by the NHIS treating patients with lung (small cell and squamous cell) and laryngeal (squamous cell) cancer between 2003 and 2012. Court hearings in the case, which constitute the trial, commenced in September
2014. On 20 November 2020, the court issued a judgment in favour of the defendants and dismissing all of the plaintiff’s claims. The NHIS filed an appeal of the judgment on 11 December 2020. Appellate proceedings commenced in June 2021. On 15 January 2026, the Seoul High Court dismissed the NHIS’s appeal and fully upheld the first instance judgment, dismissing all claims against all defendants. The NHIS has indicated that it intends to appeal to the Korean Supreme Court. On 3 February 2026, the NHIS filed a notice of appeal of the Seoul High Court’s ruling to the Supreme Court of
Korea.
Brazil
68.On 21 May 2019, the Federal Attorney’s Office (AGU) in Brazil filed an action in the Federal Court of Rio Grande do Sul against the Company, the
BAT Group’s Brazilian subsidiary Souza Cruz LTDA (Souza Cruz), Philip Morris International, Philip Morris Brazil Indústria e Comércio LTDA and
Philip Morris Brasil S/A (collectively, PMB), asserting claims for medical reimbursement for funds allegedly expended by the federal government as public health care expenses to treat 26 tobacco-related diseases over the last five years from the filing date and that will be expended in perpetuity during future years, including diseases allegedly caused both by cigarette smoking and exposure to ETS. The action includes a claim for moral damages allegedly suffered by Brazilian society to be paid into a public welfare fund. The action is for an unspecified amount of monetary compensation, as the AGU seeks a bifurcated action in which liability would be determined in the first phase followed by an evidentiary phase to ascertain damages.
69.Following proceedings in 2019 and 2020 in both the trial and appellate courts challenging the issue of service on the Company, the court ruled that service of the Company via its Brazilian subsidiary Souza Cruz constituted proper service, and ordered that defences be filed. The Company and Souza
Cruz (which was served with the complaint on 7 August 2019) filed their respective defences on 12 May 2020.
70.The court permitted the Associação de Controle do Tabagismo, Promoção da Saúde (ACT), a Brazilian non-governmental organisation, and the
Fundação Oswaldo Cruz (FIOCRUZ), a research and development arm of the Brazilian Ministry of Health, to intervene in the case as amicus curiae (on
13 May 2022 and 24 March 2025, respectively), over the objections of Souza Cruz, PMB and the Company, limiting ACT and FIOCRUZ's rights as amicus curiae to presenting technical and scientific opinions and participating in court hearings. The AGU submitted its reply to the defences on 5 July
2022, and Souza Cruz, the Company and PMB submitted responses to the AGU's reply on 26 August 2022. On 30 May 2025, FIOCRUZ submitted its statement as amicus curiae. On 19 May 2020, notice was sent to the Public Prosecutor’s Office (MPF) regarding the AGU’s request that the MPF join the action as a plaintiff. The MPF, via its response filed on 10 July 2020, declined to join the action as party, but will act as an ‘inspector of the law’, which enables MPF to express its opinion on case matters. On 10 October 2022, the MPF submitted an opinion on preliminary issues and evidence, which called for rejection of the defendants’ preliminary defences and the majority of the evidence requested by AGU and defendants. The defendants, including the Company and Souza Cruz have filed responses to the MPF’s opinion.
On 24 March 2025, the court issued a preliminary decision on preliminary matters and evidence. The analysis of all preliminary matters raised by the defendants was postponed to the final ruling, all the evidence requested by the parties was rejected. Souza Cruz and PMB filed, on 9 April 2025 and 10
April 2025, respectively, motions for clarification of or adjustment to the preliminary decision, to which the AGU responded on 30 May 2025. The motions remain pending.
(b) Class Actions
Canada
71.As described in paragraph 62, all Canadian tobacco litigation has been resolved and all relevant Group companies have been provided release in full for all tobacco-related claims in Canada following implementation of the Approved Plans.
72.This includes resolution of the 11 class actions brought in Canada against Group companies for a variety of claims, including deceptive marketing of light and mild cigarettes, failure to pay the agreed domestic contract price to tobacco growers used in products manufactured for the export market and which were ultimately smuggled back into Canada, and smoking and health-related claims, including claims based on fraud, fraudulent concealment, breach of warranty of merchantability, and of fitness for a particular purpose, failure to warn, design defects, negligence, breach of a ‘special duty’ to children and adolescents, conspiracy, concert of action, unjust enrichment, market share liability and violations of various trade practices and competition statutes. Damages sought were not quantified in most cases; however in respect of the two class actions in Québec, the amount of the judgment was CAD$13.7 billion (£7.4 billion), of which CAD$9.2 billion (£5 billion) was ITCAN’s share and the amount sought in the tobacco growers class action was CAD$50 million (£27.1 million).
73.A proposed national class action was filed in the British Columbia Supreme Court by Danver Bauman (via his litigation guardian) on 21 December
2023 against Imperial Tobacco Company Ltd., Imperial, and Nicoventures Trading Limited (Nicoventures) alleging numerous statutory and common law causes of action in connection with the design, marketing and sale of Zonnic. The action was issued in violation of the Stays, and has not been validly served. Thereafter, on 26 September 2025, the plaintiffs’ firm that had attempted to commence the Bauman action issued a nearly duplicative class proceeding with a new representative plaintiff, Daniel Maynard. The Maynard action seeks certification of a national class of Canadian consumers who purchased Zonnic for “primarily personal, family or household use”, and alleges that the defendants engaged in “deceptive and misleading design, regulatory approval, labelling, advertising, marketing, promotion, distribution, and sale” of its Zonnic products. The plaintiffs seek an unspecified quantum of damages for unjust enrichment, common law breaches (including failure to warn and negligence), and breaches of various provincial and federal statutes related to advertising and promotion, as well as punitive damages. The supporting certification record has not yet been delivered by the plaintiffs, such that the action has not progressed.
Venezuela
74.In April 2008, the Venezuelan Federation of Associations of Users and Consumers (FEVACU) and Wolfang Cardozo Espinel and Giorgio Di Muro Di
Nunno, acting as individuals, filed a class action against the Venezuelan government. The class action seeks regulatory controls on tobacco and recovery of medical expenses for future expenses of treating smoking-related illnesses in Venezuela. Both C.A Cigarrera Bigott Sucs. (Cigarrera
Bigott), a Group subsidiary, and ASUELECTRIC, represented by its president Giorgio Di Muro Di Nunno (who had previously filed as an individual), have been admitted as third parties by the Constitutional Chamber of the Supreme Court of Justice. A hearing date for the action is yet to be scheduled.
On 25 April 2017 and on 23 January 2018, Cigarrera Bigott requested the court to declare the lapsing of the class action due to no proceedings taking place in the case in over a year. A ruling on the matter is yet to be issued.
(c) Individual Tobacco-Related Personal Injury Claims
75.As at 31 December 2025, the jurisdictions with the most active individual cases against Group companies were, in descending order: Chile (20), Brazil
(seven), Italy (five), Argentina (five), Ireland (two) and Türkiye (two). There was a further jurisdiction with one active case only. Out of these 42 active individual cases, as at 31 December 2025 there were two cases in Argentina that have resulted in pending unfavourable judgments. In one case, damages were awarded totalling ARS685,976 (approximately £351) in compensatory damages and ARS2,500,000 (approximately £1,280) in punitive damages, plus post-judgment interest. This judgment was reversed via an appellate court ruling issued 19 September 2023. The plaintiff’s petition for leave to appeal to the Argentina Supreme Court was denied on 29 November 2023. The plaintiff filed an extraordinary appeal to the Argentina Supreme
Court on 7 December 2023, which appeal remains pending. In the other case, compensatory damages were awarded totalling ARS2,850,000
(approximately £1,460), with post-judgment interest totalling approximately ARS338,089,193 (approximately £173,165). This judgment is currently on appeal. In addition, on 25 August 2023, an adverse written judgment was served in an individual action in Türkiye awarding TRY10,000
(approximately £173) in compensatory damages against British American Tobacco Tütün Mam. San. ve Tic. A.Ş (BAT Türkiye) and Philip Morris
Sabancı Pazarlama ve Satış A.Ş, now known as Philip Morris Pazarlama ve Satış A.Ş (PMP). The judgment was reversed against BAT Türkiye via an appellate court ruling served on 7 January 2025, on the basis that BAT Türkiye does not have standing to be sued. The judgment was upheld against
PMP, with the amount of the award increased to TRY500,000 (approximately £8,652). PMP has appealed the judgment against it, and the plaintiff has appealed both rulings. The appeals remain pending.
Croatian Distributor Dispute
76.BAT Hrvatska d.o.o u likvidaciji and British American Tobacco Investments (Central and Eastern Europe) Limited are named as defendants in a claim by Mr Perica received on 22 August 2017 and brought before the commercial court of Zagreb, Croatia. Mr Perica seeks damages of HRK408 million
(€54.1 million / £47.2 million) relating to a BAT Standard Distribution Agreement dating from 2005. BAT Hrvatska d.o.o and British American
Tobacco Investments (Central and Eastern Europe) Ltd filed a reply to the statement of claim on 6 October 2017. A hearing had been scheduled to take place on 10 May 2018, but it was postponed due to a change of the judge hearing the case. The Commercial Court in Zagreb declared they do not have jurisdiction and that the competent court to hear this case is the Municipal Court in Zagreb. TDR d.o.o. is also named as the defendant in a claim by
Mr Perica received on 30 April 2018 and brought before the commercial court of Zagreb, Croatia. Mr. Perica seeks payment in the amount of
HRK408 million (€54.1 million / £47.2 million) claiming that BAT Hrvatska d.o.o. transferred a business unit to TDR d.o.o, thus giving rise to a liability of TDR d.o.o. for the debts incurred by BAT Hrvatska d.o.o, on the basis of the provisions of Croatian civil obligations law. A response to the statement of claim was filed on 30 May 2018. The Commercial Court in Zagreb declared they do not have jurisdiction and that the competent court to hear this case is the Municipal Court in Pula. Mr Perica filed an appeal against this decision which was rejected by the High Commercial Court of The
Republic of Croatia confirming therewith that the competent court to hear this case is the Municipal Court in Pula. The Municipal Court in Zagreb
decided that the claims by Mr Perica initiated on 22 August 2017 and 30 April 2018 shall be heard as one case in front of the Municipal Court of
Zagreb. After the two hearings were held, the Municipal Court of Zagreb appointed the court financial and auditing appraisal to determine the value of
Mr Perica’s claim, which it determined in the amount of €15,850,579 (£13.8 million). BAT Hrvatska d.o.o, British American Tobacco Investments
(Central and Eastern Europe) Ltd and TDR d.o.o, are able to challenge this valuation as part of the legal proceedings.
Florence Proceedings
77.British American Tobacco Italia SpA has been charged with administrative offences in Florence, Italy in a case against a large number of individual and corporate defendants. This relates to potential allegations of failure to supervise or take appropriate steps to prevent alleged corruption by two (now former) employees. The charges were dismissed at the preliminary hearing, concluded in December 2024, along with the charges against all other defendants. The prosecutor has filed an appeal against the decision relating to British American Tobacco Italia SpA and some of the other defendants.
The appeal has not yet been scheduled.
Patents and Trademark Litigation
78.Certain Group companies are party to a number of patent litigation cases and procedural challenges concerning the validity of patents owned by or licensed to them and/or the alleged infringement of third parties’ patents.
79.On 20 September 2023, Healthier Choices Management Corp. (HCMC) commenced proceedings against RJR Vapor before the U.S. District Court for the Middle District of North Carolina against the Vapour product Vuse Alto alleging infringement of U.S. Patent 9,538,788. On 17 November 2023,
RJR Vapor filed a motion to dismiss the action in its entirety. On 18 September 2024, RJR Vapor filed an inter partes review (IPR) challenging the patentability of the ‘788 patent’ before the U.S. Patent Trial and Appeal Board (PTAB). On 27 November 2024, the court granted RJR Vapor’s motion to stay the litigation pending the PTAB’s institution decision in the IPR. On 12 March 2025, the PTAB instituted an IPR of the ‘788 patent’. A final written decision on the IPR is expected in March 2026.
80.On 28 May 2020, Altria Client Services LLC (Altria) and U.S. Smokeless Tobacco Company LLC commenced proceedings against RJR Vapor before the U.S. District Court for the Middle District of North Carolina against the vapour products Vuse Vibe and Vuse Alto, and the tin used in the Modern
Oral product Velo. Nine patents in total were asserted: two against Vibe, four against Alto and three against Velo. On 5 January 2021, Altria filed an
Amended Complaint adding Modoral Brands Inc. as a defendant with respect to the Velo product claims. A claim construction hearing was held on
28 April 2021, and the court issued its claim construction ruling on 12 May 2021. All asserted patent claims against Vibe and Velo as well as one of the four patents asserted against Alto were dropped prior to trial, leaving three patents asserted against Alto for trial. Trial was held from 29 August 2022 to
7 September 2022. The jury found infringement by all accused products and awarded approximately US$95 million (approximately £70.6 million)
in damages. On 27 January 2023, the court rejected Altria's request to double the jury's awarded royalty rate for post-trial sales and set the royalty rate applicable to post-trial sales to the jury's awarded rate of 5.25%. Altria did not request entry of an injunction and has stipulated it will not enforce the monetary judgment until all appeals are exhausted, including RJR Vapor’s pending motion for relief from judgment. On 10 February 2023, RJR Vapor noticed its appeal to the United States Court of Appeals for the Federal Circuit. On 19 December 2024, the Federal Circuit affirmed the lower court’s judgment. RJR Vapor filed a request for rehearing with the Federal Circuit on 4 February 2025. The request for rehearing was denied on 4 March 2025.
On 7 August 2025, RJR Vapor filed a petition for certiorari with the United States Supreme Court. The Supreme Court issued an order denying the petition for certiorari on 6 October 2025. On 3 July 2024, RJR Vapor moved for relief from judgment and the ongoing royalty order due to RJR
Vapor’s obtaining a sublicense to Altria’s patents on 13 December 2023. The judge denied that motion as to royalties prior to RJR Vapor’s obtaining the sublicense, and RJR Vapor’s appeal of that ruling is currently held in abeyance at the United States Court of Appeals for the Federal Circuit. RJR
Vapor’s motion to vacate ongoing royalties after it obtained the sublicense remains pending, and an evidentiary hearing is likely to be held in H1 2026 in the district court.
Mozambican IP Litigation
81.On 19 April 2017, Sociedade Agrícola de Tabacos, Limitada (SAT) (a BAT Group company in Mozambique) filed a complaint to the National
Inspectorate for Economic Activities (INAE), the government body under the Ministry of Industry and Trade, regarding alleged infringements of its registered trademark (GT) by GS Tobacco SA (GST). INAE subsequently seized the allegedly infringing products (GS cigarettes) and fined and ordered GST to discontinue manufacturing products that could infringe SAT’s intellectual property rights. Following INAE’s decision, in July 2017 and
March 2018, SAT sought damages via the Judicial Court of Nampula, from GST in the amount of MZN46,811,700 (£544,604) as well as a permanent restraint order in connection with the manufacturing and selling of the allegedly infringing products. The Judicial Court of Nampula (Tribunal Judicial de Nampula) granted the order on an interim basis on 7 August 2017. After hearing the parties, on 5 September 2017, the court found that no alleged infringement by GST had occurred and removed the interim restraint order, and rejected the damages claim. This decision was appealed by SAT
(Infringement Appeal). GST filed an application for review against INAE’s initial decision directly to the Minister of Trade and Industry, which reversed the decision of INAE. On 31 December 2018, SAT was notified of GST’s counterclaim against SAT at the Judicial Court of Nampula for damages allegedly sustained as a result of SAT’s complaint to INAE (and INAE’s decision). GST is seeking damages in the amount of approximately
MZN14.5 billion (approximately £168.7 million). On 31 January 2019, SAT filed a formal response to the counterclaim. A preliminary hearing was held on 2 April 2019, when the court heard arguments on the validity of GST’s counterclaim. On 2 September 2019, SAT received notification of an order which provided that (i) SAT’s invalidity arguments had been dismissed by the court; and (ii) the GST counterclaim would proceed to trial. On
9 September 2019, SAT responded to the order by appealing the dismissal of the SAT invalidity arguments (Invalidity Appeal). SAT was notified in
December 2021 that the trial of the counterclaim was to take place on 24 February 2022. SAT subsequently submitted a complaint related to that trial to the court, on the basis that prior to any further step being taken in relation to the trial the process should be submitted to the superior court for analysis, as per the appeals previously submitted in the proceedings. SAT’s complaint has been appreciated favourably and the process was remitted to the High
Court of Appeal for Nampula. The Court of Appeal handed down its judgment in respect of SAT’s Infringement Appeal and SAT’s Invalidity Appeal.
In respect of the Invalidity Appeal, the Court found that the requirements for GST’s counterclaim had not been met, and accordingly found that the counterclaim could not proceed. In respect of the Infringement Appeal, the Court partially upheld the main appeal brought by SAT, finding that there had been a partial reproduction of SAT’s trademarks by GST. Consequently, it ordered GST to abstain from producing and commercialising products using packaging similar to that of SAT. However, as regards SAT’s claim for compensation for damage caused by the conduct of GST the Court found that this loss had not been proven. GST has submitted an appeal on both the main process and counterclaim. The process is now pending before the
Supreme Court.
Malawi Group Action
82.In December 2020, the Company and British American Tobacco (GLP) Limited (GLP) were named as defendants in a claim made in the English High
Court by around 7,500 Malawian tobacco farmers and their family members. The claim also names Imperial Brands plc and five affiliates as defendants. The claimants allege they were subjected to unlawful and exploitative working conditions on tobacco farms from which it is alleged that the defendants indirectly acquire tobacco. They seek unquantified damages (including aggravated and exemplary damages) for the torts of negligence and conversion and unquantified personal and proprietary remedies for restitution of unjust enrichment. They also seek an injunction to restrain the commission of further torts of conversion or negligence by the defendants. In January 2022, the Company and GLP were served with a similar claim by around a further 3,500 claimants. The Company and GLP intend vigorously to defend the claims.
Middle East Litigation
83.In late December 2023, B.A.T. (U.K. and Export) Limited (BAT UKE) received a request for arbitration proceedings from a customer/distributor in the Middle East, seeking damages in the range of US$117.7 million (approximately £87.5 million) to US$119.8 million (approximately £89.1 million). In April 2024, British American Tobacco ME DMCC (BAT ME DMCC) was joined to the arbitration proceedings on request of the claimants. The claimants have since amended the quantum of their claim and now seek damages in the range of US$112.6 million (approximately
£83.7 million) to US$116.9 million (approximately £86.9 million). The final merits hearing will take place in Q1 2026.
Asbestos Litigation
84.As of 31 December 2025, there were four active asbestos personal injury cases served and pending against BATUS Holdings Inc. (Horsfield,
Temperley, Chimento, and McGuigan). During the financial year 2025, BATUS Holdings Inc. was served with five new asbestos personal injury cases
(Colwell, Ward, Temperley, Chimento, and McGuigan), and was voluntarily dismissed from six asbestos personal injury cases (Harshberger, Lowis,
Colwell, Ward, Weber, and Hardaway). The plaintiffs in each of the active cases allege exposure to the defendants’ asbestos and asbestos-containing talcum powder and cosmetics products, and assert claims under state law, including for negligence, breach of warranty, strict liability, conspiracy, fraud and wrongful death. The plaintiffs seek unspecified compensatory and punitive damages. Of the four active cases, Horsfield and Temperley were filed in state court in Florida (Miami-Dade County and Broward County, respectively), Chimento was filed in state court in Louisiana (Orleans Parish), and
McGuigan was filed in state court in Pennsylvania (Philadelphia County Court of Common Pleas). BATUS Holdings Inc. has filed motions to dismiss each of the four active cases for lack of personal jurisdiction, which motions remain pending.
Cigarette Filter Litter Litigation
85.On 21 November 2022, the Mayor and City Council of Baltimore, Maryland, filed a lawsuit in the Circuit Court for Baltimore City naming the
Company and RJRT, as well as PM USA, Altria Group, Liggett Group LLC and a Maryland-based distributor, as defendants. The plaintiff, a municipality, alleges that the defendants manufactured, distributed and sold non-biodegradable cigarette filters with knowledge that consumers would discard used filters on public property owned by the plaintiff, and further alleges that the defendants failed to warn consumers of the alleged environmental impacts of littered filters. The plaintiff asserts causes of action for alleged violation of state and municipal civil and criminal anti-littering and dumping laws, trespass, strict liability and negligent design defect, public nuisance, and strict liability and negligent failure to warn. The plaintiff seeks, among other relief, unspecified damages (including punitive damages) for costs allegedly incurred removing discarded cigarette filters from public property, and for alleged damage to land and natural resources and property value diminution, along with fines under state and municipal laws.
On 3 February 2023, PM USA filed a notice of removal of the litigation to the Federal District Court in Baltimore, Maryland. The plaintiff moved to remand the action back to the Circuit Court for Baltimore City on 20 March 2023. The federal court, following briefing on the motion, issued an order on 19 January 2024 remanding the action back to the Circuit Court for Baltimore City. On 19 March 2024, the Company filed a motion to dismiss the complaint for lack of personal jurisdiction and for failure to state a legal claim. That same date, defendants RJRT, PM USA, Liggett Group LLC, and a
Maryland-based distributor moved to dismiss the complaint for failure to state a legal claim. The Company was voluntarily dismissed from the action without prejudice via a stipulation of dismissal filed on 2 May 2024. Briefing on those defendants’ pending motion to dismiss is completed, oral argument was held on 17 July 2024. On 21 July 2025, the trial court granted the defendants’ motion to dismiss in part, dismissing a number of claims with prejudice, and denied it in part. The Circuit Court dismissed the five criminal counts for various procedural and substantive deficiencies. The
Circuit Court additionally determined that the plaintiff failed to sufficiently allege a continuing trespass under Maryland law and dismissed that claim as well. The Circuit Court allowed the plaintiff’s design defect (strict liability and negligence), public nuisance, and failure to warn (strict liability and negligence) claims to proceed. On 5 August 2025, the defendants filed a joint motion to stay the Baltimore litigation pending the Maryland Supreme
Court’s decision in an appeal in unrelated climate change litigation relating to the scope of Maryland’s common law of public nuisance. The Supreme
Court’s decision is expected in Q1 2026. On 12 September 2025, the Circuit Court denied the defendants’ motion for a stay and ordered (as alternatively requested) a two-year fact and expert discovery schedule. The Group will continue to monitor the Maryland Supreme Court and its pending decision in the unrelated climate change litigation relating to the scope of the state’s public nuisance law and its potential impact on the nuisance claim in the
Baltimore litigation against the Company and RJRT. On 17 November 2025, the state of Maryland filed a motion to intervene in the Circuit Court case, seeking to file a complaint for declaratory relief to adjudicate the parties’ rights and liabilities under the MSA. On 17 December 2025, the Court granted the state’s motion. The defendants will answer the state’s complaint in intervention in due course.
Carbon Neutral Litigation
86.On 28 May 2025, plaintiffs Vanessa Bell, Destiney Murrah and Sean Nugent filed a putative class action lawsuit in federal court in California, naming as defendants RJR Vapor, RJRT, Reynolds American and the Company. The plaintiffs allege that certain Vuse-brand vaporiser devices and consumable products were falsely marketed to consumers as “carbon neutral,” based on the defendants’ allegedly false statements that the production and use of the
Vuse products resulted in no net addition of carbon dioxide to the atmosphere due to reductions of carbon emissions in their production, with remaining emissions offset through the purchase of carbon credits. The plaintiffs assert claims for violation of state consumer protection, unfair competition and false advertising statutes, breach of express and implied warranties, and unjust enrichment, and seek, among other relief, unspecified compensatory, statutory, treble and punitive damages. Plaintiffs filed an amended complaint on 30 September 2025. The Company and Reynolds American moved to dismiss the amended complaint for lack of personal jurisdiction, and RJR Vapor and RJRT moved to dismiss the amended complaint for failure to state a claim on 10 October 2025. The plaintiffs opposed the motions filed by the Company, RJR Vapor and RJRT. Reynolds American was voluntarily dismissed from the action without prejudice on 20 January 2026. A hearing on the dismissal motions was held on 3 February 2026 and the court reserved the decision.
Nahadi Litigation
87.On 29 January 2026, a claim was filed in the U.S. District Court for the Eastern District of Virginia against the Company and British-American Tobacco
Marketing (Singapore) Private Limited (BATMS). The claimants are 196 U.S. nationals and family members who claim unquantified civil damages under the U.S. Anti-Terrorism Act. The substance of the allegations relate to matters previously disclosed in relation to historic business activities in the
Democratic People’s Republic of Korea which resulted in the Company’s April 2023 entry into a three-year deferred prosecution agreement (DPA)
with the DOJ, with BATMS pleading guilty to the same charges, and a civil settlement agreement with OFAC. The Company and BATMS intend to vigorously defend the claim.
Fox River
Background to environmental liabilities arising out of contamination of the Fox River:
88.U.S. authorities identified potentially responsible parties (PRPs), including NCR Corporation (now called NCR Voyix Corporation) (NCR), to fund the clean-up of polluted sediments in the Lower Fox River, Wisconsin. Discharges of Polychlorinated Biphenyls (PCBs) from paper mills and other facilities operating close to the river caused the pollution. Industries’ involvement with the environmental liabilities arises out of (i) indemnity arrangements which it became party to due to various transactions that took place from the late-1970s onwards and (ii) subsequent litigation brought by
NCR against Industries and Appvion Inc. (Appvion) (a former Group subsidiary) in relation to those arrangements.
89.Following substantial litigation in the United States regarding the responsibility for the costs of the clean-up operations (estimated to amount to
US$1,346 million (£1,001 million) (including natural resource damages)), and enforcement proceedings brought by the U.S. Government against NCR and Appvion to ensure compliance with regulatory orders made relating to the Fox River clean-up, the District Court of Wisconsin approved two forms of settlement with the U.S. Government known as consent decrees on (i) 23 August 2017, pursuant to which NCR was obliged to perform and fund all of the remaining Fox River remediation work by itself and (ii) on 14 March 2019 that concluded all remaining litigation relating to the Fox River.
90.On 3 October 2022, the United States Environmental Protection Agency issued a Certificate of Completion in respect of remedial action for the Lower
Fox River.
Industries’ involvement with environmental liabilities arising out of the contamination of the Fox River:
91.NCR's position is that, under the terms of a 1998 Confidential Settlement Agreement (CSA) between it, Appvion, and Industries, and a 2005 arbitration award, Industries and Appvion had a joint and several obligation to bear 60% of the Fox River environmental remediation costs imposed on NCR and of any amounts NCR has to pay in respect of other Fox River PRPs’ contribution claims. Industries has not acknowledged any such liability to NCR and has defences to such claims.
92.Until May 2012, Appvion and Windward Prospects Limited (Windward) (another former Group subsidiary which indemnified Industries) paid a 60%
share of the clean-up costs incurred by NCR. Around that time, Appvion refused to continue to pay clean-up costs, and NCR demanded that Industries pay a 60% share of those costs. Industries resisted NCR's demand and commenced indemnification proceedings against Windward and Appvion, which were settled by entering into an agreement between Industries, Windward, Appvion, NCR and BTI 2014 LLC (BTI) (a wholly owned subsidiary of
Industries) in September 2014 (the Funding Agreement). Under the Funding Agreement, the parties agreed, among other things, a framework through which they would together fund the ongoing costs of the Fox River clean-up including an agreement to accept funding by Industries at a level of 50% of
NCR’s share of ongoing clean-up related costs (rather than 60%), subject to the ability of NCR or Industries to litigate at a later stage the extent of
Industries’ liability (if any) in relation to the clean-up costs (including in respect of the 50% paid by Industries to date under the express reservation).
Appvion entered Chapter 11 bankruptcy protection on 1 October 2017.
93.Under the Funding Agreement, BTI was assigned a claim commenced by Windward in the High Court of England & Wales (the High Court) against
Sequana S.A. (Sequana) and the former Windward directors (the Windward Dividend Claims), which related to dividend payments made by Windward to Sequana of around €443 million (approximately £386.8 million) in 2008 and €135 million (£117.9 million) in 2009 (the Dividend Payments).
94.In addition, Industries commenced an action directly against Sequana to recover the value of the Dividend Payments alleging that the dividends were paid for the purpose of putting assets beyond the reach of Windward’s creditors (including Industries) (the Section 423 Claims). The Section 423
Claims and Windward Claims were heard together.
95.The High Court upheld the Section 423 Claims but dismissed the Windward Dividend Claims.
96.The High Court ordered that Sequana pay to BTI an amount up to the full value of the 2009 Dividend Payment plus interest, equating to around
US$185 million (approximately £137.5 million). Upon the parties’ cross appeals, the Court of Appeal substantially upheld the decision of the High
Court. The subsequent appeal by BTI to the Supreme Court in respect of the Windward Dividend Claims against the former Windward Directors was dismissed on 5 October 2022.
97.On 15 May 2019, the Nanterre Commercial Court made an order placing Sequana into formal liquidation proceedings, staying execution of the judgment, under which, to date, no payments have been made to Industries.
98.BTI brought claims against Windward’s former auditors and advisers (which claims were also assigned to BTI under the Funding Agreement). BTI commenced a claim against PricewaterhouseCoopers LLP (PwC) in the High Court in respect of its role as Windward’s auditor at the time of the
Dividend Payments. Trial commenced on 4 June 2024. The claims were settled on 21 June 2024, pursuant to the terms set out in a confidential settlement agreement entered into by BTI, PwC and the joint administrators of Windward (who were a nominal party to the proceedings). An agreed stay is presently in place in respect of BTI’s separate assigned claim against Freshfields Bruckhaus Deringer.
99.The sums Industries has paid under the Funding Agreement are subject to the express reservation set out in paragraph 92 above and ongoing adjustment.
Clean-up costs can only be estimated in advance of the work being carried out and certain sums payable are the subject of ongoing U.S. litigation.
Industries is potentially liable for further costs associated with the clean-up. Industries has a provision of £41 million which represents the current best estimate of its further exposure, see note 24.
Kalamazoo
100.Georgia-Pacific, a designated PRP in respect of the Kalamazoo River in Michigan, also pursued NCR in relation to remediation costs caused by PCBs released into that river. On 26 September 2013, the United States District Court, Michigan held that NCR was liable as a PRP on the basis that it had arranged for the disposal of hazardous material for the purposes of the Comprehensive Environmental Response, Compensation and Liability Act
(CERCLA).
101.Following further litigation, on 11 December 2019, NCR announced that it had entered into a consent decree with the U.S. Government and the State of
Michigan (subsequently approved by the court on 2 December 2020), pursuant to which it assumed liability for certain remediation work at the
Kalamazoo River. The payments to be made on the face of the consent decree in respect of such work total approximately US$245 million
(approximately £182.1 million). The consent decree also provides for the payment by NCR of an outstanding judgment against it of approximately
US$20 million (approximately £14.9 million) to Georgia-Pacific.
102.The quantum of the clean-up costs for the Kalamazoo River is presently unclear. It seems likely to exceed the amounts payable on the face of the consent decree.
103.On 10 February 2023, NCR filed a complaint in the United States District Court for the Southern District of New York against Industries, seeking a declaration that Industries must compensate NCR for 60% of costs NCR incurred and incurs relating to the Kalamazoo River site on the asserted basis that the Kalamazoo River constitutes a ‘Future Site’ for the purposes of the CSA. The Funding Agreement described above does not resolve these claims. On 23 June 2023, Industries filed its defence and counterclaims in the proceedings. After a motion by NCR, on 14 September 2024, the court issued a judgment, striking out one of Industries’ eight affirmative defences and dismissing three of Industries’ five counterclaims against NCR’s complaint. The proceedings are ongoing.
Other environmental matters
104.Reynolds American and its subsidiaries are subject to federal, state and local environmental laws and regulations concerning the discharge, storage, handling and disposal of hazardous or toxic substances. Such laws and regulations provide for significant fines, penalties and liabilities, sometimes without regard to whether the owner or operator of the property or facility knew of, or was responsible for, the release or presence of hazardous or toxic substances. In addition, third parties may make claims against owners or operators of properties for personal injuries and property damage associated with releases of hazardous or toxic substances. In the past, RJRT has been named a PRP with third parties under CERCLA with respect to several superfund sites. Reynolds American and its subsidiaries are not aware of any current environmental matters that are expected to have a material adverse effect on the business, results of operations or financial position of Reynolds American or its subsidiaries.
Investigations
105.The Group investigates, and becomes aware of governmental authorities’ investigations into, allegations of misconduct, including alleged breaches of sanctions and allegations of corruption at Group companies. Some of these allegations are currently being investigated. The Group cooperates with the authorities, where appropriate.
106.On 25 April 2023, the Group announced that it had reached agreement with DOJ and the United States Department of the Treasury’s Office of Foreign
Assets Controls (OFAC) to resolve previously disclosed investigations into suspicions of sanctions breaches. These concerned business activities relating to the Democratic People’s Republic of Korea between 2007 and 2017. The Company entered into a three-year deferred prosecution agreement
(DPA) with DOJ and a civil settlement agreement with OFAC. DOJ’s charges against the Company—one count of conspiring to commit bank fraud and one count of conspiring to violate sanctions laws—were filed and will later be dismissed if the Company abides by the terms of the DPA. In addition, a BAT subsidiary in Singapore, British-American Tobacco Marketing (Singapore) Private Limited, pleaded guilty to the same charges.
The total amount payable to the U.S. authorities is approximately US$635 million (approximately £472.3 million) plus interest, which has been paid by the Company.
107.Competition Investigations: There are instances where the Group investigates or where Group companies are cooperating with relevant national competition authorities in relation to competition law investigations and/or engaged in legal proceedings at the appellate level, including (amongst others) in Belgium and Brazil.
In regards to the previously disclosed consent order entered into with the Nigerian Federal Competition and Consumer Protection Commission
(FCCPC) by British American Tobacco (Holdings) Limited, British American Tobacco (Nigeria) Limited and British American Tobacco Marketing
(Nigeria) Limited in December 2022, the monitors appointed under the order remained in place until Q4 2025.
108.Marketing Activities: In addition, the Group is, and may in the future be, subject to investigations or legal proceedings in relation to, among other things, its marketing, promotion or distribution activities in respect of its products. This includes, but is not limited to, allegations that such activities, whether undertaken through traditional channels, digital platforms, third parties, or distribution applications, do not comply with applicable laws or regulations.
As such, the Group or Group companies, could be subject to liability and costs associated with any damages, fines, or penalties brought in connection with these allegations.
Closed litigation matters
109.The following matters on which the Company reported in the contingent liabilities and financial commitments note 31 to the Company’s 2024 financial statements have been dismissed, concluded or resolved as noted below and shall not be included in future reports:

Matter	Jurisdiction	Companies named as Defendants	Description	Disposition
Lowis, Colwell, Weber, Ward, Hardaway and Harshberger	U.S.	BATUS Holdings Inc.	Asbestos Litigation	Voluntary dismissal by plaintiffs
Netherlands Competition Investigation	Netherlands	British American Tobacco Nederland B.V. British American Tobacco International (Holdings) B.V.	Competition	Fine issued against British American Tobacco International (Holdings) B.V.
U.S. Department of Justice Action	U.S.	RJRT	RICO	Posting of corrective communication signage at retail is complete
State Settlement Agreement: Missouri	U.S.	RJRT, SFNTC	State Settlement Agreements- Enforcement and Validity	Arbitration award finding Missouri failed to diligently enforce upheld, resulting in credits to RJRT’s MSA settlement payments
State Settlement Agreement: Mississippi	U.S.	RJRT	State Settlement Agreements- Enforcement and Validity	Settlement
State Settlement Agreement: Delaware	U.S.	RJRT, Reynolds American	State Settlement Agreements- Enforcement and Validity	Settlement
General Litigation Conclusion
110.While it is impossible to be certain of the outcome of any particular case or of the amount of any possible adverse verdict, the Group believes that the defences of the Group’s companies to all these various claims are meritorious on both the law and the facts, and a vigorous defence is being made everywhere.
111.If adverse judgments are entered against any of the Group’s companies in any case, avenues of appeal will be pursued. Such appeals could require the appellants to post appeal bonds or substitute security in amounts which could in some cases equal or exceed the amount of the judgment.
112.At least in the aggregate, and despite the quality of defences available to the Group, it is possible that the Group’s results of operations or cash flows in any particular period could be materially adversely affected by the impact of a significant increase in litigation, difficulties in obtaining the bonding required to stay execution of judgments on appeal, or any final outcome of any particular litigation, or governmental investigation.
113.Having regard to all these matters, with the exception of the Approved Plans and Fox River (see note 24), the Group does not consider it appropriate to make any provision in respect of any pending litigation because the likelihood of any resulting material loss, on an individual case basis, is not considered probable and/or the amount of any such loss cannot be reasonably estimated. In addition, the Group accrues for damages, attorneys' fees and/
or statutory interest, including in respect of certain Engle Progeny cases, certain U.S. individual smoking and health cases and the DOJ medical reimbursement/corrective statement case.
Other contingencies
114.JTI Indemnities. By a purchase agreement dated 9 March 1999, amended and restated as at 11 May 1999, referred to as the 1999 Purchase Agreement,
R.J. Reynolds Tobacco Holdings, Inc. (RJR) and RJRT sold their international tobacco business to JTI. Under the 1999 Purchase Agreement, RJR and
RJRT retained certain liabilities relating to the international tobacco business sold to JTI, and agreed to indemnify JTI against: (i) any liabilities, costs and expenses arising out of the imposition or assessment of any tax with respect to the international tobacco business arising prior to the sale, other than as reflected on the closing balance sheet; (ii) any liabilities, costs and expenses that JTI or any of its affiliates, including the acquired entities, may incur after the sale with respect to any of RJR’s or RJRT’s employee benefit and welfare plans; and (iii) any liabilities, costs and expenses incurred by JTI or any of its affiliates arising out of certain activities of Northern Brands.
115.RJRT has received claims for indemnification from JTI, and several of these have been resolved. Although RJR and RJRT recognise that, under certain circumstances, they may have other unresolved indemnification obligations to JTI under the 1999 Purchase Agreement, RJR and RJRT disagree what circumstances described in such claims give rise to any indemnification obligations by RJR and RJRT and the nature and extent of any such obligation.
RJR and RJRT have conveyed their position to JTI, and the parties have agreed to resolve their differences at a later date.
116.ITG Indemnity. In the purchase agreement relating to the Divestiture as amended, Reynolds American agreed to defend and indemnify, subject to certain conditions and limitations, ITG in connection with claims relating to the purchase or use of one or more of the Winston, Kool, Salem or
Maverick cigarette brands on or before 12 June 2015, as well as in actions filed before 13 June 2025, relating to the purchase or use of one or more of the Winston, Kool, Salem or Maverick cigarette brands. In the purchase agreement relating to the Divestiture, ITG agreed to defend and indemnify, subject to certain conditions and limitations, Reynolds American and its affiliates in connection with claims relating to the purchase or use of ‘blu’ brand
e-cigarettes. ITG also agreed to defend and indemnify, subject to certain conditions and limitations, Reynolds American and its affiliates in actions filed after 12 June 2025, relating to the purchase or use of one or more of the Winston, Kool, Salem or Maverick cigarette brands after 12 June 2015. ITG has tendered a number of actions to Reynolds American under the terms of this indemnity, and Reynolds American has, subject to a reservation of rights, agreed to defend and indemnify ITG pursuant to the terms of the indemnity. Reynolds American has tendered an action to ITG under the terms of this indemnity, and ITG has, subject to a reservation of rights, agreed to defend and indemnify Reynolds American and its affiliates pursuant to the terms of the indemnity.
These claims are substantially similar in nature and extent to claims asserted directly against RJRT in similar actions.
117.Loews Indemnity. In 2008, Loews Corporation (Loews), entered into an agreement with Lorillard Inc., Lorillard Tobacco, and certain of their affiliates, which agreement is referred to as the ‘Separation Agreement’. In the Separation Agreement, Lorillard agreed to indemnify Loews and its officers, directors, employees and agents against all costs and expenses arising out of third-party claims (including, without limitation, attorneys’ fees, interest, penalties and costs of investigation or preparation of defence), judgments, fines, losses, claims, damages, liabilities, taxes, demands, assessments, and amounts paid in settlement based on, arising out of or resulting from, among other things, Loews’ ownership of or the operation of Lorillard and its assets and properties, and its operation or conduct of its businesses at any time prior to or following the separation of Lorillard and Loews (including with respect to any product liability claims). Loews is a defendant in three pending product liability actions, each of which is a putative class action.
Pursuant to the Separation Agreement, Lorillard is required to indemnify Loews for the amount of any losses and any legal or other fees with respect to such cases. Following the closing of the Lorillard merger, RJRT assumed Lorillard’s obligations under the Separation Agreement as was required under the Separation Agreement.
118.SFRTI Indemnity. In connection with the 13 January 2016 sale by Reynolds American of the international rights to the NAS brand name and associated trademarks, along with SFR Tobacco International GmbH (SFRTI) and other international companies that distributed and marketed the brand outside the United States, to JT International Holding BV (JTI Holding), each of SFNTC, R. J. Reynolds Global Products, Inc., and R. J. Reynolds Tobacco
B.V. agreed to indemnify JTI Holding against, among other things, any liabilities, costs, and expenses relating to actions (i) commenced on or before
(a) 13 January 2019, to the extent relating to alleged personal injuries, and (b) in all other cases, 13 January 2021; (ii) brought by (a) a governmental authority to enforce legislation implementing European Union Directive 2001/37/EC or European Directive 2014/40/EU or (b) consumers or a consumer association; and (iii) arising out of any statement or claim (a) made on or before 13 January 2016, (b) by any company sold to JTI Holding in the transaction, (c) concerning NAS brand products consumed or intended to be consumed outside of the United States and (d) that the NAS brand product is natural, organic, or additive-free.
119.Indemnification of Distributors and Retailers. RJRT, Lorillard Tobacco, SFNTC, American Snuff Co. and RJR Vapor have entered into agreements to indemnify certain distributors and retailers from liability and related defence costs arising out of the sale or distribution of their products. Additionally,
SFNTC has entered into an agreement to indemnify a supplier from liability and related defence costs arising out of the sale or use of SFNTC’s products. The cost has been, and is expected to be, insignificant. RJRT, SFNTC, American Snuff Co. and RJR Vapor believe that the indemnified claims are substantially similar in nature and extent to the claims that they are already exposed to by virtue of their having manufactured those products.
120.Except as otherwise noted above, Reynolds American is not able to estimate the maximum potential of future payments, if any, related to these indemnification obligations.
Tax disputes
The Group has exposures in respect of the payment or recovery of a number of taxes. The Group is and has been subject to a number of tax audits covering, amongst others, excise tax, value added taxes, sales taxes, corporate taxes, withholding taxes and payroll taxes.
The estimated costs of known tax obligations have been provided in these accounts in accordance with the Group’s accounting policies. In some countries, tax law requires that full or part payment of disputed tax assessments be made pending resolution of the dispute. To the extent that such payments exceed the estimated obligation, they would not be recognised as an expense. While the amounts that may be payable or receivable in relation to tax disputes could be material to the results or cash flows of the Group in the period in which they are recognised, the Board does not expect these amounts to have a material effect on the Group’s financial condition.
The following matters are in or may proceed to litigation:
Corporate taxes
Brazil
Profits of overseas subsidiaries. The Brazilian Federal Tax Authority has filed claims against Souza Cruz seeking to reassess the profits of overseas subsidiaries to corporate income tax and social contribution tax. The reassessments are for the years 2004 until and including 2012 for a total amount of
BRL1,645 million (£223 million) to cover tax, interest and penalties.
Souza Cruz appealed all reassessments. The Administrative Court stage has concluded and all judgments have been appealed to the Judicial Courts.
Regarding the first assessments (2004-2006), Souza Cruz’s appeals were rejected by the ultimate Administrative Court after which Souza Cruz filed two lawsuits with the Judicial Court to appeal the reassessments. The judgment in respect of the reassessment of corporate income tax and social contribution have been decided in favour of Souza Cruz by the first level of the Judicial Court. These cases are awaiting trial on the second level of the Judicial Court. The appeal against the second assessments (2007 and 2008) was upheld at the second tier tribunal and was closed. In 2015, a further reassessment for the same period (2007 and 2008) was raised after the five-year statute of limitation which has been appealed against. Regarding the 2007–2008 period, Souza Cruz is still awaiting a decision from the first level of the Judicial Court. Souza Cruz received further reassessments in 2014 for the 2009 calendar year and in
2015 an assessment for the 2010 calendar year. Souza Cruz appealed both the reassessments in full. In December 2016, assessments were received for the calendar years 2011 and 2012 which have also been appealed. In April 2025 a favourable decision was received for the 2009–2012 cases in the first level of the Judicial Court, with the Brazilian Tax Authorities’ appeal currently pending.
Rio de Janeiro VAT Incentives. The Brazilian Federal Tax authority has challenged the treatment of Rio de Janeiro VAT incentives. In October 2021, in respect of the 2016-2021 calendar years, the authorities' position was upheld at the lower Judicial Court. Souza Cruz has appealed in full against the
Judgment. In June 2024, the Brazilian tax authorities initiated a tax audit specifically focused on the exclusion of the VAT incentives from corporate income tax. Consideration of the defence strategy led management to file a petition to withdraw its judicial claims in order to be able to defend the company’s position in the administrative courts. The Brazilian Federal Tax authority filed an appeal challenging the withdrawal of the judicial claim. The Brazil Tax
Authorities' appeal was unsuccessful and they have confirmed that they do not intend to appeal further. This has resulted in a reversal of the benefit recognised for the company’s claim for the period 2016-2019 of BRL327 million (£44 million) and a provision for potential exposure to tax, interest and penalties of BRL1,047 million (£142 million) for the 2020-2023 period, reflecting the tax assessment received and a binding Supreme Court decision which reduces the value of these incentives by 10% (as described in note 6(k)).
Indonesia
Indonesia’s Directorate General of Taxes has filed assessments against Bentoel group companies mainly relating to domestic and other intra-group transactions during the years 2016-2021. Objection letters have been filed with the Tax Office and these assessments are being challenged at various levels in court. During 2025 a number of these disputes were resolved, and other cases have moved from lower courts to the Supreme Court. Provisions totalling
IDR1,632 billion (£73 million) have been made in respect of claims totalling IDR6,054 billion (£270 million) including interest and penalties.
Netherlands
The Dutch tax authority has issued a number of assessments on various issues across the years 2003-2016 in relation to various intra-group transactions. The assessments amount to an aggregate net potential liability across these periods of £1,082 million covering tax, interest and penalties. The Group appealed against the assessments in full.
In relation to the periods from 2003-2007 (with an aggregate potential net liability of £6 million), the Amsterdam Court of Appeal issued judgments on 8
October 2024. The appeal against the assessments was upheld, with the court finding for the Group. The Dutch tax authority have appealed to the Supreme
Court. In June 2025, the Advocate General of the Supreme Court upheld the judgment of the Court of Appeal and the appeal is now with the Supreme Court to decide whether to follow the Advocate General.
In relation to the periods from 2008-2016 (with an aggregate potential net liability of £1,076 million), the District Court of North Holland issued judgments on 17 October 2022 and 15 December 2023, resulting in findings against the Group on a number of issues. On the issue of mark to market losses on external bonds of British American Tobacco Holdings (The Netherlands) B.V., the appeal against the assessments was upheld in full, with the court finding for the
Group. In relation to other intra-group transactions, including the termination of licence rights, the court found against the Group and upheld a fine of
£92 million for the filing of an intentionally incorrect tax return. The appeals against these judgments were heard in the Amsterdam Court of Appeal in 2024.
On 11 September 2025, the Court of Appeal issued its judgment, rescinding the £92 million fine and reducing the adjustments relating to the termination of licence rights. The Court of Appeal largely upheld the District Court’s findings on the other intra-group transactions. Both the Group and the Dutch Tax
Authorities have issued pro-forma appeals to the Supreme Court.
Having considered the judgment and the Dutch judicial and international proceedings available to it, the Group recognised a further adjusting charge of
£171 million in 2025, with a total provision of £326 million recognised at 31 December 2025.
The Group believes that its companies have meritorious defences in law and fact in each of the above matters and intends to pursue each dispute through the judicial system as necessary.
Indirect and other taxes
Bangladesh
In January 2019, a competitor filed a writ petition against the government and the National Board of Revenue (NBR) by which it initially challenged the failure of Government to implement the closing budget speech of the Honourable Finance Minister dated 27 June 2018 and reserving low segment for local brands. Thereafter, the competitor instead challenged the exclusion of protection given to local brands of cigarette manufactured by local manufacturers and sought a direction to continue the protection so granted to the local manufacturers of cigarettes in pursuance of a 2017 Special Order. The competitor further challenged the legality of a 2018 Special Order of the NBR through which the said protection was revoked. British American Tobacco Bangladesh Company
Limited (BAT Bangladesh) was initially not a party to the writ petition, subsequently it became a party through an addition of party application. Upon hearing on multiple occasions, the High Court passed judgment in the matter on 21 September 2020. BAT Bangladesh filed an appeal against the High Court order and obtained a stay on 4 October 2020. By holding the prospective portion of the 2018 Special Order legal, the Court did not allow the discriminatory regime to continue. However, by holding illegal the retrospective portion of the 2018 Special Order, the Court revived the discriminatory regime for only one year, that is from 1 June 2017 to 6 June 2018 and held that any shortfall of revenue under the 2017 Special Order may be recovered from any party or manufacturer during the period of 1 June 2017 to 6 June 2018. Subsequently, the Large Taxpayers’ Unit (LTU) VAT issued a show cause notice dated 24
September 2020 following the High Court judgment claiming unpaid VAT & Supplementary Duty (SD) of BDT24,371 million (£148 million) from 1 June
2017 to 6 June 2018. BAT Bangladesh appealed against the High Court judgment before the Appellate Division and obtained an order of stay. Since the High
Court judgment is stayed, the LTU proceeding shall also be deemed to have been stayed.
In addition, BAT Bangladesh has received a memo from the NBR claiming BDT20,540 million (£125 million). This claim is related to VAT and SD allegedly owed by BAT Bangladesh due to the production of an extra 18 billion cigarettes. The allegation is based on an undisclosed purchase of local leaf, which is apparently inferred from a discrepancy found in BAT Bangladesh's 2016 Annual Report and VAT-1 records. NBR has reopened the matter and sent a memo to LTU cancelling the earlier order of the LTU Commissioner which was in favour of BAT Bangladesh and directing LTU to make the demand to
BAT Bangladesh claiming the above-mentioned VAT and SD. Subsequently, BAT Bangladesh has received an official demand for payment related to this claim from LTU. BAT Bangladesh has challenged the memo of NBR and obtained a Rule in this regard. It has also challenged the demand letter of LTU and prayed for issuance of a supplementary rule and stayed the demand letter. The matter is currently pending before the High Court.
BAT Bangladesh has also received show cause notices from the NBR alleging that the company has avoided excise payment amounting to
BDT3,794 million (£23 million) during 2020 to 2024. The notices claimed that the excise avoidance occurred due to the supply of cigarettes stored in BAT
Bangladesh’s warehouse to its distributors at increased prices. BAT Bangladesh formally responded to the show cause notices, asserting that it has always acted within the law and hence the basis of the allegation and claim is unfounded. A hearing took place regarding the first show cause notice for
BDT1,687 million (£10 million) on 13 November 2024 following which the NBR has issued a demand for the £10 million. Subsequently, on 13 January
2025, BAT Bangladesh filed a writ in the High Court, challenging the demand on point of law. BAT Bangladesh has appealed the tax demand before the
NBR Appellate Tribunal and deposited 10% of the amount. At the hearing on 22 July 2025, BAT Bangladesh plans to request an adjournment, as a related application is pending before the Supreme Court to remove a remark made by the High Court suggesting BAT Bangladesh had an “ulterior motive.” BAT
Bangladesh believes this remark is unfair and could affect the outcome of the Tribunal hearing. The remaining show cause notices are currently pending hearing. The NBR Appellate Tribunal hearing concluded during 2025 and the pronouncement of order is expected following a subsequent court hearing in
June 2026.
In another matter, VAT rebate claims of BAT Bangladesh for the period July 2022 and October 2023 were denied and an assessment of BDT5,137 million
(£31 million) was received. There are four disputes concerning this same matter, which is the availability of evidence to show the disposal of production materials on which VAT input tax has been incurred into the finished products. The disputes are currently subject to an administrative appeal. The High
Court directed the disputes back to the Tax Tribunal to hear all four appeals together. The Tax Tribunal heard the cases on 4 December 2025, and again on
25 January 2026. The verdict is outstanding and expected sometime in Q1 2026. If the verdict is unfavourable, BATB will appeal to the High Court.
Finally, in October 2025, the NBR issued show cause notices to BAT Bangladesh wherein the NBR asserted that local raw tobacco leaf purchases in the
2022 to 2023 financial years were subject to VAT. A hearing between BAT Bangladesh and the NBR was held in November 2025, and the NBR issued a demand notice for BDT2,515 million (£15 million) on 7 January 2026. The matter is now in litigation, and BAT is expected to make an appeal at the
Appellate Tribunal of the NBR before the 7 April 2026 deadline. The same challenge has previously been brought by the NBR in respect of the 2010 to 2015 financial years (demand for BDT1,572 million (£10 million)), and Alternate Dispute Resolution resulted in a full withdrawal of the NBR’s claim. Similarly, the same challenge was brought in respect of the 2015 to 2018 financial years (BDT1,235 million (£8 million)), and the High Court granted a stay order on the NBR’s demand which is still in place. Show cause notices have been received in respect of the same matter covering the 2021 and 2024 financial years
(BDT953 million (£6 million) and BDT1,917 million (£12 million), respectively), with no final demand received yet.
Brazil
Court proceedings are underway related to an assessment of VAT arising from the allocation of sales tax between different states. The amount involved is
BRL142 million (£19 million). The assessment was issued by the São Paulo state authorities on the grounds that, in the period up to 2018, BAT treated local operations as interstate ones to reduce the VAT paid in São Paulo.
This assessment was appealed to the courts of first and second instance. In both cases, the decisions were unfavourable. In 2023, BAT filed an appeal to the
Superior Court which is awaiting a court hearing.
South Korea
In 2016, the Board of Audit and Inspection of Korea (BAI) concluded its tax assessment in relation to the 2014 year-end tobacco inventory, and imposed additional national excise, local excise, VAT taxes and penalties. This resulted in the recognition of a KRW80.7 billion (£42 million) charge by Group subsidiaries, Rothmans Far East B.V. Korea Branch Office and BAT Korea Manufacturing Ltd. Management deems the tax to be unfounded and has appealed to the tax tribunal against the assessment. On grounds of materiality and the likelihood of the tax being reversed in future, the Group classified the tax and penalties charge as an adjusting item in 2016. All amounts have been paid and expensed in the both the Group and local financial statements.
For the VAT portion of the assessments of KRW6.7 billion (£3 million), the trial court ruled in favour of Rothmans Far East B.V. Korea Branch Office in
2019. The Korean government appealed the ruling immediately thereafter but the appellate court affirmed the ruling of the trial court. The decision was finally affirmed by the Supreme Court in 2021 and Rothmans Far East B.V. Korea Branch Office duly received the amount litigated (VAT portion) including statutory interests shortly thereafter in 2021.
For the local and national excise portion of the assessments, the trial court ruled in favour of the Korean government in June 2020 and the decision was affirmed by the appellate court in September 2023. British American Tobacco Korea Manufacturing Ltd. appealed to the Supreme Court in October 2023.
The Supreme Court has not set a hearing date yet and the case is currently pending at the Supreme Court.
Commitments in relation to service contracts, non-capitalised leases
The total future minimum payments under non-cancellable service contracts based on when payments fall due:

	2025 £m	2024 £m
Service contracts
Within one year	72	63
Between one and five years	18	30
	90	93
Financial commitments arising from short-term leases and leases of low-value assets that are not capitalised under IFRS 16 Leases are £7 million (2024:
£10 million) for property and £1 million (2024: £2 million) for plant, equipment and other assets.